UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02402
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2026:
  John Hancock Bond Fund

John Hancock Bond Fund
Class A/JHNBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$77	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class A/JHNBX) returned 5.52% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class A/JHNBX)	1.28%	(0.64)%	1.77%
Bond Fund (Class A/JHNBX)—excluding sales charge	5.52%	0.18%	2.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-A

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class C/JHCBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$148	1.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class C/JHCBX) returned 4.79% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class C/JHCBX)	3.79%	(0.52)%	1.47%
Bond Fund (Class C/JHCBX)—excluding sales charge	4.79%	(0.52)%	1.47%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-C

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class I/JHBIX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$46	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class I/JHBIX) returned 5.84% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class I/JHBIX)	5.84%	0.46%	2.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-I

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$35	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class NAV) returned 5.95% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class NAV)	5.95%	0.58%	2.61%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-NAV

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R2/JHRBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$87	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R2/JHRBX) returned 5.50% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R2/JHRBX)	5.50%	0.09%	2.09%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-R2

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R4/JBFRX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R4/JBFRX) returned 5.68% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R4/JBFRX)	5.68%	0.33%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-R4

5/26

7/26

John Hancock Bond Fund

John Hancock Bond Fund
Class R6/JHBSX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$36	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R6/JHBSX) returned 6.02% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R6/JHBSX)	6.02%	0.59%	2.61%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530183

21A-R6

5/26

7/26

John Hancock Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $80,778 and $72,051 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $767 and $695 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,382 and $4,382 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $678 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,061,283 for the fiscal year ended May 31, 2026 and $640,514 for the fiscal year ended May 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2026 for the following fund:

  John Hancock Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Bond Fund
Fixed income
May 31, 2026

John Hancock
Bond Fund

2	Fund’s investments
42	Financial statements
46	Financial highlights
53	Notes to financial statements
64	Report of independent registered public accounting firm
65	Tax information
66	Other N-CSR Items
1	JOHN HANCOCK BOND FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.7%				$11,883,685,839
(Cost $12,188,163,046)
U.S. Government 12.4%				3,290,807,395
U.S. Treasury
Bond	1.375	08-15-50	567,102,000	275,022,319
Bond	1.625	11-15-50	416,042,000	215,187,972
Bond	2.000	02-15-50	444,011,000	256,260,256
Bond	3.375	11-15-48	138,387,000	107,509,401
Bond	4.000	11-15-42	45,277,000	40,705,084
Bond	4.625	11-15-44	159,844,000	153,300,386
Bond	4.625	02-15-46	157,413,000	150,329,415
Bond	4.750	11-15-43	286,320,000	280,392,283
Bond	4.750	08-15-55	347,941,000	335,015,535
Bond	4.750	02-15-56	594,967,000	573,399,435
Bond	4.875	08-15-45	400,119,000	395,101,884
Note	3.875	05-15-29	187,931,000	187,035,392
Note	3.875	04-30-31	138,712,000	137,097,306
Note	4.125	04-30-33	86,136,000	85,328,475
Note	4.375	05-15-36	99,636,000	99,122,252
U.S. Government Agency 32.3%				8,592,878,444
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	41,535,217	38,388,966
15 Yr Pass Thru	4.500	11-01-37	12,109,034	12,065,723
15 Yr Pass Thru	4.500	12-01-37	7,428,222	7,394,690
15 Yr Pass Thru	4.500	01-01-38	7,883,083	7,847,497
15 Yr Pass Thru	4.500	02-01-38	24,649,105	24,483,915
30 Yr Pass Thru	2.000	09-01-50	96,642,621	78,830,951
30 Yr Pass Thru	2.000	03-01-52	51,576,363	41,990,019
30 Yr Pass Thru	2.500	09-01-50	22,114,156	18,898,495
30 Yr Pass Thru	2.500	08-01-51	48,880,738	41,803,448
30 Yr Pass Thru	2.500	11-01-51	37,016,489	31,633,851
30 Yr Pass Thru	2.500	12-01-51	11,548,742	9,840,545
30 Yr Pass Thru	3.000	03-01-43	2,203,282	2,023,660
30 Yr Pass Thru	3.000	12-01-45	7,457,956	6,755,610
30 Yr Pass Thru	3.000	05-01-46	1,500,153	1,354,461
30 Yr Pass Thru	3.000	10-01-46	3,127,833	2,811,294
30 Yr Pass Thru	3.000	10-01-46	2,462,431	2,227,082
30 Yr Pass Thru	3.000	10-01-46	4,573,741	4,105,158
30 Yr Pass Thru	3.000	10-01-46	33,884,170	30,578,302
30 Yr Pass Thru	3.000	12-01-46	26,158,518	23,462,208
30 Yr Pass Thru	3.000	12-01-46	6,140,440	5,534,374
30 Yr Pass Thru	3.000	04-01-47	17,637,020	15,824,582
30 Yr Pass Thru	3.000	09-01-49	9,321,966	8,283,850
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-49	11,688,273	$10,386,639
30 Yr Pass Thru	3.000	12-01-49	11,204,617	9,904,322
30 Yr Pass Thru	3.000	01-01-50	9,621,282	8,549,833
30 Yr Pass Thru	3.000	02-01-50	5,839,135	5,188,875
30 Yr Pass Thru	3.000	11-01-50	11,968,123	10,579,224
30 Yr Pass Thru	3.000	06-01-51	58,860,581	52,195,362
30 Yr Pass Thru	3.000	02-01-52	43,699,485	38,628,165
30 Yr Pass Thru	3.000	06-01-52	51,358,527	45,478,623
30 Yr Pass Thru	3.000	08-01-52	59,612,130	53,010,838
30 Yr Pass Thru	3.500	08-01-46	24,755,022	23,028,882
30 Yr Pass Thru	3.500	10-01-46	9,986,216	9,199,581
30 Yr Pass Thru	3.500	04-01-47	5,490,708	5,113,184
30 Yr Pass Thru	3.500	08-01-47	28,976,503	26,607,004
30 Yr Pass Thru	3.500	09-01-47	15,005,215	13,935,990
30 Yr Pass Thru	3.500	12-01-49	20,268,836	18,541,716
30 Yr Pass Thru	3.500	03-01-52	20,079,869	18,431,601
30 Yr Pass Thru	3.500	03-01-52	32,883,589	30,050,730
30 Yr Pass Thru	3.500	03-01-52	28,953,384	26,549,585
30 Yr Pass Thru	3.500	04-01-52	68,237,421	62,636,111
30 Yr Pass Thru	3.500	07-01-52	19,311,333	17,641,664
30 Yr Pass Thru	3.500	07-01-52	38,024,557	34,760,696
30 Yr Pass Thru	3.500	07-01-52	28,533,018	26,066,036
30 Yr Pass Thru	3.500	09-01-52	71,332,507	65,298,804
30 Yr Pass Thru	3.500	11-01-52	69,150,436	63,603,838
30 Yr Pass Thru	4.000	03-01-47	11,963,408	11,413,106
30 Yr Pass Thru	4.000	07-01-48	11,716,158	11,177,230
30 Yr Pass Thru	4.000	08-01-48	5,863,229	5,584,367
30 Yr Pass Thru	4.000	08-01-49	62,940,941	59,539,694
30 Yr Pass Thru	4.000	05-01-52	98,671,242	92,946,030
30 Yr Pass Thru	4.000	06-01-52	63,896,189	60,168,766
30 Yr Pass Thru	4.000	06-01-52	56,052,759	52,993,086
30 Yr Pass Thru	4.000	08-01-52	27,093,408	25,597,565
30 Yr Pass Thru	4.000	08-01-52	31,264,225	29,450,178
30 Yr Pass Thru	4.000	08-01-52	59,375,056	55,985,595
30 Yr Pass Thru	4.000	02-01-53	10,699,452	10,125,447
30 Yr Pass Thru	4.000	04-01-53	19,447,791	18,398,376
30 Yr Pass Thru	4.000	04-01-53	21,166,579	19,951,657
30 Yr Pass Thru	4.000	06-01-53	49,510,637	46,668,821
30 Yr Pass Thru	4.000	01-01-54	32,830,850	30,895,123
30 Yr Pass Thru	4.500	06-01-52	19,668,278	19,094,560
30 Yr Pass Thru	4.500	07-01-52	17,547,301	17,013,517
30 Yr Pass Thru	4.500	08-01-52	49,908,890	48,453,063
30 Yr Pass Thru	4.500	08-01-52	40,967,638	39,772,625
30 Yr Pass Thru	4.500	09-01-52	26,069,982	25,260,647
3	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	09-01-52	29,545,508	$28,711,373
30 Yr Pass Thru	4.500	10-01-52	30,381,637	29,514,402
30 Yr Pass Thru	4.500	10-01-52	29,367,919	28,538,798
30 Yr Pass Thru	4.500	12-01-52	18,316,156	17,741,812
30 Yr Pass Thru	4.500	12-01-52	71,341,320	69,349,491
30 Yr Pass Thru	4.500	03-01-53	42,228,814	40,851,851
30 Yr Pass Thru	4.500	04-01-53	18,087,618	17,571,312
30 Yr Pass Thru	4.500	08-01-53	56,284,146	54,642,354
30 Yr Pass Thru	4.500	08-01-53	12,658,967	12,269,929
30 Yr Pass Thru	4.500	02-01-54	31,592,206	30,601,563
30 Yr Pass Thru	5.000	08-01-52	30,359,293	30,339,963
30 Yr Pass Thru	5.000	08-01-52	32,822,824	32,730,126
30 Yr Pass Thru	5.000	10-01-52	40,646,427	40,518,931
30 Yr Pass Thru	5.000	10-01-52	31,277,545	31,062,145
30 Yr Pass Thru	5.000	10-01-52	22,298,737	22,221,825
30 Yr Pass Thru	5.000	12-01-52	24,659,824	24,621,005
30 Yr Pass Thru	5.000	01-01-53	49,437,348	49,081,439
30 Yr Pass Thru	5.000	03-01-53	36,373,688	36,191,393
30 Yr Pass Thru	5.000	04-01-53	32,904,579	32,760,237
30 Yr Pass Thru	5.000	06-01-53	49,787,252	49,568,850
30 Yr Pass Thru	5.000	06-01-53	35,028,842	34,743,823
30 Yr Pass Thru	5.000	06-01-53	20,841,232	20,717,244
30 Yr Pass Thru	5.000	07-01-53	9,221,670	9,149,518
30 Yr Pass Thru	5.000	07-01-53	38,440,651	38,272,024
30 Yr Pass Thru	5.000	08-01-53	63,104,410	62,807,870
30 Yr Pass Thru	5.000	08-01-53	47,727,936	47,503,653
30 Yr Pass Thru	5.000	08-01-53	41,392,422	41,197,911
30 Yr Pass Thru	5.000	05-01-54	68,431,721	68,259,841
30 Yr Pass Thru	5.000	12-01-54	35,825,815	35,612,680
30 Yr Pass Thru	5.000	01-01-56	26,020,779	25,979,817
30 Yr Pass Thru	5.000	02-01-56	45,505,141	45,049,557
30 Yr Pass Thru	5.500	11-01-39	1,450,445	1,487,149
30 Yr Pass Thru	5.500	06-01-53	30,988,027	31,528,266
30 Yr Pass Thru	5.500	07-01-53	35,973,540	36,600,695
30 Yr Pass Thru	5.500	09-01-53	23,565,299	23,968,768
30 Yr Pass Thru	5.500	09-01-53	35,809,570	36,433,867
30 Yr Pass Thru	5.500	12-01-53	10,854,721	10,989,686
30 Yr Pass Thru	5.500	04-01-54	26,683,823	27,154,910
30 Yr Pass Thru	5.500	01-01-55	55,000,877	55,615,996
30 Yr Pass Thru	5.500	01-01-55	19,635,306	19,973,943
30 Yr Pass Thru	5.500	02-01-55	19,014,573	19,369,837
30 Yr Pass Thru	5.500	02-01-55	43,594,981	44,273,266
30 Yr Pass Thru	5.500	05-01-55	65,147,441	66,262,850
30 Yr Pass Thru	5.500	02-01-56	26,125,738	26,483,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	42,565,003	$39,340,747
15 Yr Pass Thru	2.000	03-01-38	62,903,483	58,001,006
15 Yr Pass Thru	2.500	01-01-36	39,537,616	37,481,664
15 Yr Pass Thru	4.500	11-01-37	22,765,003	22,683,579
15 Yr Pass Thru	4.500	11-01-37	14,460,733	14,395,454
15 Yr Pass Thru	4.500	02-01-38	21,978,848	21,831,552
30 Yr Pass Thru	2.000	09-01-50	15,451,543	12,603,754
30 Yr Pass Thru	2.000	02-01-51	50,612,398	40,920,528
30 Yr Pass Thru	2.000	07-01-51	76,454,221	61,933,309
30 Yr Pass Thru	2.000	07-01-51	94,554,564	76,595,863
30 Yr Pass Thru	2.500	08-01-50	19,855,289	16,992,913
30 Yr Pass Thru	2.500	08-01-50	22,485,560	19,272,106
30 Yr Pass Thru	2.500	09-01-50	92,371,625	79,170,621
30 Yr Pass Thru	2.500	09-01-50	9,166,942	7,865,471
30 Yr Pass Thru	2.500	09-01-50	49,885,626	42,694,019
30 Yr Pass Thru	2.500	07-01-51	73,687,640	62,719,279
30 Yr Pass Thru	2.500	08-01-51	4,272,696	3,648,725
30 Yr Pass Thru	2.500	08-01-51	31,762,604	27,124,092
30 Yr Pass Thru	2.500	10-01-51	17,692,452	15,097,643
30 Yr Pass Thru	2.500	11-01-51	35,782,259	30,623,821
30 Yr Pass Thru	2.500	11-01-51	34,876,323	29,630,509
30 Yr Pass Thru	2.500	01-01-52	40,613,497	34,631,661
30 Yr Pass Thru	2.500	02-01-52	104,325,696	88,927,286
30 Yr Pass Thru	2.500	03-01-52	865,627	737,320
30 Yr Pass Thru	3.000	07-01-42	1,433,678	1,315,754
30 Yr Pass Thru	3.000	10-01-42	2,344,926	2,142,217
30 Yr Pass Thru	3.000	10-01-42	1,368,760	1,247,884
30 Yr Pass Thru	3.000	04-01-43	1,106,383	1,008,229
30 Yr Pass Thru	3.000	12-01-45	12,620,923	11,358,965
30 Yr Pass Thru	3.000	08-01-46	16,664,223	14,938,644
30 Yr Pass Thru	3.000	08-01-46	13,403,323	12,015,410
30 Yr Pass Thru	3.000	09-01-46	1,536,315	1,388,272
30 Yr Pass Thru	3.000	10-01-46	1,302,737	1,176,795
30 Yr Pass Thru	3.000	10-01-46	10,604,722	9,499,976
30 Yr Pass Thru	3.000	01-01-47	12,272,057	11,016,627
30 Yr Pass Thru	3.000	02-01-47	6,603,754	5,946,764
30 Yr Pass Thru	3.000	10-01-47	14,820,908	13,281,573
30 Yr Pass Thru	3.000	11-01-47	15,354,613	13,764,644
30 Yr Pass Thru	3.000	11-01-48	27,884,352	24,953,361
30 Yr Pass Thru	3.000	11-01-48	9,383,539	8,432,609
30 Yr Pass Thru	3.000	09-01-49	13,278,986	11,800,207
30 Yr Pass Thru	3.000	09-01-49	25,984,115	22,798,140
30 Yr Pass Thru	3.000	10-01-49	5,688,669	5,028,500
5	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-49	22,564,662	$20,115,271
30 Yr Pass Thru	3.000	11-01-49	17,872,972	15,642,427
30 Yr Pass Thru	3.000	11-01-49	15,661,054	13,917,001
30 Yr Pass Thru	3.000	11-01-49	12,729,412	11,299,900
30 Yr Pass Thru	3.000	11-01-49	13,592,380	12,014,985
30 Yr Pass Thru	3.000	12-01-49	15,323,528	13,602,698
30 Yr Pass Thru	3.000	01-01-50	13,593,018	12,066,524
30 Yr Pass Thru	3.000	02-01-50	33,217,491	29,071,952
30 Yr Pass Thru	3.000	12-01-51	34,297,248	30,188,441
30 Yr Pass Thru	3.000	12-01-51	80,016,328	70,655,426
30 Yr Pass Thru	3.000	01-01-52	30,812,390	27,284,759
30 Yr Pass Thru	3.000	01-01-52	19,624,848	17,378,050
30 Yr Pass Thru	3.000	01-01-52	27,471,230	24,429,137
30 Yr Pass Thru	3.000	02-01-52	13,894,756	12,282,271
30 Yr Pass Thru	3.000	02-01-52	29,341,158	25,890,274
30 Yr Pass Thru	3.000	02-01-52	42,973,405	37,717,762
30 Yr Pass Thru	3.000	02-01-52	10,726,284	9,474,796
30 Yr Pass Thru	3.000	03-01-52	109,860,517	97,008,221
30 Yr Pass Thru	3.000	04-01-52	145,548,931	127,748,312
30 Yr Pass Thru	3.000	05-01-52	10,813,798	9,582,513
30 Yr Pass Thru	3.000	05-01-52	56,051,784	49,546,980
30 Yr Pass Thru	3.000	09-01-52	48,837,340	43,322,388
30 Yr Pass Thru	3.500	04-01-45	4,233,008	3,943,386
30 Yr Pass Thru	3.500	02-01-47	15,710,296	14,592,538
30 Yr Pass Thru	3.500	03-01-47	17,565,579	16,337,779
30 Yr Pass Thru	3.500	07-01-47	19,682,657	18,306,876
30 Yr Pass Thru	3.500	11-01-47	16,715,064	15,484,031
30 Yr Pass Thru	3.500	01-01-48	12,070,118	11,166,089
30 Yr Pass Thru	3.500	06-01-49	12,954,635	11,935,778
30 Yr Pass Thru	3.500	06-01-49	40,031,900	36,908,487
30 Yr Pass Thru	3.500	12-01-49	17,092,438	15,694,736
30 Yr Pass Thru	3.500	02-01-50	19,244,050	17,658,377
30 Yr Pass Thru	3.500	03-01-50	22,004,158	20,026,026
30 Yr Pass Thru	3.500	06-01-50	19,784,302	18,172,661
30 Yr Pass Thru	3.500	09-01-50	37,353,605	34,310,758
30 Yr Pass Thru	3.500	03-01-51	33,681,432	30,885,095
30 Yr Pass Thru	3.500	02-01-52	18,289,103	16,810,693
30 Yr Pass Thru	3.500	03-01-52	18,477,469	16,937,638
30 Yr Pass Thru	3.500	04-01-52	24,865,641	22,770,137
30 Yr Pass Thru	3.500	04-01-52	17,519,166	16,059,196
30 Yr Pass Thru	3.500	04-01-52	27,823,281	25,417,664
30 Yr Pass Thru	3.500	04-01-52	36,602,426	33,597,894
30 Yr Pass Thru	3.500	04-01-52	68,482,605	62,561,558
30 Yr Pass Thru	3.500	05-01-52	18,251,346	16,679,027
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	05-01-52	42,497,257	$38,743,236
30 Yr Pass Thru	3.500	08-01-52	56,657,690	51,794,443
30 Yr Pass Thru	3.500	09-01-52	24,941,414	22,777,170
30 Yr Pass Thru	3.500	09-01-52	30,213,813	27,534,470
30 Yr Pass Thru	3.500	12-01-52	48,797,528	44,776,704
30 Yr Pass Thru	3.500	08-01-53	31,567,162	29,035,141
30 Yr Pass Thru	4.000	03-01-47	5,405,920	5,150,956
30 Yr Pass Thru	4.000	01-01-49	3,576,317	3,391,998
30 Yr Pass Thru	4.000	07-01-49	8,008,789	7,603,535
30 Yr Pass Thru	4.000	07-01-49	10,726,482	10,207,174
30 Yr Pass Thru	4.000	02-01-50	18,799,160	17,836,150
30 Yr Pass Thru	4.000	03-01-51	70,194,246	66,686,205
30 Yr Pass Thru	4.000	08-01-51	39,424,946	37,516,239
30 Yr Pass Thru	4.000	10-01-51	130,885,953	124,099,359
30 Yr Pass Thru	4.000	04-01-52	7,317,076	6,919,384
30 Yr Pass Thru	4.000	05-01-52	38,872,249	36,616,761
30 Yr Pass Thru	4.000	05-01-52	73,420,815	69,160,711
30 Yr Pass Thru	4.000	05-01-52	43,859,154	41,365,709
30 Yr Pass Thru	4.000	06-01-52	39,022,373	37,002,064
30 Yr Pass Thru	4.000	06-01-52	27,206,656	25,628,041
30 Yr Pass Thru	4.000	06-01-52	18,453,954	17,463,935
30 Yr Pass Thru	4.000	07-01-52	30,113,653	28,498,113
30 Yr Pass Thru	4.000	07-01-52	31,008,042	29,237,930
30 Yr Pass Thru	4.000	07-01-52	23,618,857	22,270,561
30 Yr Pass Thru	4.000	07-01-52	16,290,971	15,350,809
30 Yr Pass Thru	4.000	09-01-52	53,770,814	50,701,274
30 Yr Pass Thru	4.000	09-01-52	21,717,709	20,437,220
30 Yr Pass Thru	4.000	10-01-52	20,886,224	19,706,975
30 Yr Pass Thru	4.000	09-01-53	78,639,020	74,297,312
30 Yr Pass Thru	4.000	11-01-53	36,631,458	34,528,882
30 Yr Pass Thru	4.500	05-01-52	27,098,858	26,350,734
30 Yr Pass Thru	4.500	06-01-52	30,805,289	29,906,708
30 Yr Pass Thru	4.500	06-01-52	71,047,414	68,886,173
30 Yr Pass Thru	4.500	07-01-52	59,275,451	57,472,310
30 Yr Pass Thru	4.500	07-01-52	39,568,419	38,463,681
30 Yr Pass Thru	4.500	07-01-52	48,961,557	47,472,161
30 Yr Pass Thru	4.500	08-01-52	46,293,708	44,784,199
30 Yr Pass Thru	4.500	08-01-52	32,400,363	31,394,503
30 Yr Pass Thru	4.500	08-01-52	60,067,901	58,240,654
30 Yr Pass Thru	4.500	09-01-52	47,694,149	46,332,734
30 Yr Pass Thru	4.500	09-01-52	125,635,332	121,538,716
30 Yr Pass Thru	4.500	09-01-52	37,053,249	35,972,416
30 Yr Pass Thru	4.500	09-01-52	18,334,190	17,793,658
30 Yr Pass Thru	4.500	10-01-52	11,668,767	11,335,686
7	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	10-01-52	33,135,684	$32,106,997
30 Yr Pass Thru	4.500	10-01-52	21,989,100	21,361,428
30 Yr Pass Thru	4.500	11-01-52	25,418,126	24,668,744
30 Yr Pass Thru	4.500	11-01-52	6,369,050	6,187,247
30 Yr Pass Thru	4.500	12-01-52	33,755,392	32,707,466
30 Yr Pass Thru	4.500	12-01-52	52,323,501	50,682,783
30 Yr Pass Thru	4.500	02-01-53	26,210,273	25,445,727
30 Yr Pass Thru	4.500	03-01-53	27,313,480	26,448,470
30 Yr Pass Thru	4.500	08-01-53	26,363,573	25,503,930
30 Yr Pass Thru	5.000	07-01-52	50,373,321	50,120,865
30 Yr Pass Thru	5.000	07-01-52	23,706,136	23,534,942
30 Yr Pass Thru	5.000	09-01-52	30,657,295	30,455,748
30 Yr Pass Thru	5.000	10-01-52	34,264,450	34,156,973
30 Yr Pass Thru	5.000	10-01-52	34,709,036	34,459,158
30 Yr Pass Thru	5.000	10-01-52	95,484,749	94,797,335
30 Yr Pass Thru	5.000	11-01-52	30,398,859	30,303,507
30 Yr Pass Thru	5.000	12-01-52	30,125,913	30,031,417
30 Yr Pass Thru	5.000	01-01-53	6,417,509	6,407,406
30 Yr Pass Thru	5.000	01-01-53	26,388,685	26,273,749
30 Yr Pass Thru	5.000	04-01-53	7,073,867	7,042,836
30 Yr Pass Thru	5.000	04-01-53	27,755,028	27,633,275
30 Yr Pass Thru	5.000	04-01-53	7,446,151	7,413,487
30 Yr Pass Thru	5.000	05-01-53	60,931,985	60,664,695
30 Yr Pass Thru	5.000	05-01-53	27,512,942	27,271,882
30 Yr Pass Thru	5.000	07-01-53	71,317,849	70,982,712
30 Yr Pass Thru	5.000	11-01-53	48,526,196	48,055,530
30 Yr Pass Thru	5.000	11-01-54	58,897,813	58,344,957
30 Yr Pass Thru	5.000	12-01-54	29,057,278	28,811,767
30 Yr Pass Thru	5.000	04-01-56	41,180,905	40,768,615
30 Yr Pass Thru	5.500	12-01-52	27,626,373	28,125,272
30 Yr Pass Thru	5.500	12-01-52	24,534,226	24,914,416
30 Yr Pass Thru	5.500	12-01-52	1,534,852	1,562,569
30 Yr Pass Thru	5.500	12-01-52	19,190,008	19,506,572
30 Yr Pass Thru	5.500	04-01-53	20,785,003	21,004,468
30 Yr Pass Thru	5.500	05-01-53	12,139,968	12,336,438
30 Yr Pass Thru	5.500	08-01-53	17,301,249	17,575,843
30 Yr Pass Thru	5.500	02-01-54	23,430,451	23,803,787
30 Yr Pass Thru	5.500	05-01-54	29,720,939	29,966,027
30 Yr Pass Thru	5.500	05-01-54	18,944,946	19,180,503
30 Yr Pass Thru	5.500	05-01-54	30,960,076	31,248,278
30 Yr Pass Thru	5.500	11-01-54	30,763,749	31,253,933
30 Yr Pass Thru	5.500	11-01-54	21,228,514	21,558,804
30 Yr Pass Thru	5.500	12-01-54	46,767,288	47,436,472
30 Yr Pass Thru	5.500	06-01-55	55,163,159	55,866,285
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	06-01-55	34,519,163	$35,142,538
30 Yr Pass Thru	5.500	08-01-55	26,125,371	26,474,701
30 Yr Pass Thru	5.500	09-01-55	25,711,595	26,118,386
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.372	07-01-33	166	171
30 Yr Pass Thru	7.000	09-01-31	51	54
30 Yr Pass Thru	7.000	09-01-31	20	21
30 Yr Pass Thru	7.000	09-01-31	460	487
30 Yr Pass Thru	7.000	01-01-32	25	26
30 Yr Pass Thru	7.500	09-01-29	10	11
30 Yr Pass Thru	7.500	12-01-29	10	11
30 Yr Pass Thru	7.500	01-01-31	6	6
30 Yr Pass Thru	7.500	05-01-31	50	52
Government National Mortgage Association
30 Yr Pass Thru	6.000	03-15-33	797	822
30 Yr Pass Thru	6.000	06-15-33	193	198
30 Yr Pass Thru	6.500	09-15-28	18	18
30 Yr Pass Thru	6.500	09-15-29	21	22
30 Yr Pass Thru	6.500	08-15-31	41	43

30 Yr Pass Thru	7.000	04-15-29	117	119
Foreign government obligations 0.2%				$44,170,887
(Cost $45,101,307)
Saudi Arabia 0.2%				44,170,887
Kingdom of Saudi Arabia Bond (B)	5.875	01-12-56	45,562,000	44,170,887

Corporate bonds 41.3%				$10,987,732,474
(Cost $11,005,852,494)
Communication services 3.2%				860,134,904
Diversified telecommunication services 1.5%
AT&T, Inc.	2.750	06-01-31	26,407,000	24,099,326
AT&T, Inc.	4.500	05-15-35	15,568,000	14,772,590
AT&T, Inc.	4.550	11-01-32	23,095,000	22,678,620
AT&T, Inc. (C)	4.750	04-30-33	26,279,000	25,958,338
Cipher Compute LLC (B)	7.125	11-15-30	8,725,000	9,095,387
Edged Compute LLC (B)	7.500	04-30-31	38,039,000	38,137,217
GCI LLC (B)	4.750	10-15-28	13,547,000	13,073,315
IHS Holding, Ltd. (B)	7.875	05-29-30	10,542,000	10,876,003
IHS Holding, Ltd. (B)	8.250	11-29-31	17,521,000	18,300,250
Iliad Holding SAS (B)	7.000	04-15-32	19,697,000	20,035,788
Iliad Holding SAS (B)	8.500	04-15-31	4,934,000	5,226,591
Level 3 Financing, Inc. (B)	6.875	06-30-33	31,492,000	32,437,768
NTT Finance Corp. (B)	5.171	07-16-32	31,720,000	31,888,647
9	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
QTS Fayetteville I DC1-2 LLC (B)	5.700	04-15-36	50,175,000	$48,839,978
Sitios Latinoamerica SAB de CV (B)	6.000	11-25-29	30,549,000	31,358,549
STC Sukuk Company II, Ltd. (B)	4.489	01-15-31	24,020,000	23,717,958
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	13,821,000	13,647,496
Verizon Communications, Inc.	2.355	03-15-32	29,559,000	25,957,067
Entertainment 0.4%
Discovery Global Holdings, Inc.	4.279	03-15-32	14,271,000	13,429,054
Discovery Global Holdings, Inc.	5.050	03-15-42	28,537,000	20,867,681
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	8,552,000	8,918,424
Roblox Corp. (B)	3.875	05-01-30	35,455,000	33,468,095
WMG Acquisition Corp. (B)	3.875	07-15-30	26,082,000	24,741,689
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	25,621,000	25,204,767
Meta Platforms, Inc.	4.200	11-15-30	29,871,000	29,487,535
Meta Platforms, Inc.	4.600	11-15-32	19,912,000	19,665,926
Meta Platforms, Inc.	5.625	11-15-55	11,519,000	10,621,561
Media 0.5%
Cable One, Inc. (B)(C)	4.000	11-15-30	135,000	81,778
CCO Holdings LLC (B)	4.250	02-01-31	15,717,000	14,230,189
CCO Holdings LLC (B)(C)	7.375	03-01-31	6,126,000	6,212,729
CCO Holdings LLC (B)(C)	7.375	02-01-36	16,650,000	16,246,950
Charter Communications Operating LLC	6.384	10-23-35	20,176,000	20,308,339
Gray Media, Inc. (B)	10.500	07-15-29	19,442,000	20,581,807
News Corp. (B)	3.875	05-15-29	16,886,000	16,372,812
News Corp. (B)	5.125	02-15-32	10,755,000	10,549,673
Paramount Global	4.200	05-19-32	7,750,000	6,710,771
Paramount Global	4.375	03-15-43	15,893,000	10,172,216
Paramount Global	4.950	05-19-50	32,321,000	20,746,755
Wireless telecommunication services 0.5%
Millicom International Cellular SA (B)	6.250	03-25-29	14,067,000	14,166,245
Millicom International Cellular SA (B)	7.375	04-02-32	6,374,000	6,560,503
T-Mobile USA, Inc.	3.875	04-15-30	56,858,000	55,328,131
T-Mobile USA, Inc.	6.700	12-15-33	22,087,000	24,291,255
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,069,131
Consumer discretionary 3.6%				946,627,448
Automobile components 0.1%
Dealer Tire LLC (B)	8.000	02-01-28	13,435,000	13,275,101
Automobiles 1.1%
Ford Motor Credit Company LLC	4.000	11-13-30	54,566,000	51,553,303
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	5.730	09-05-30	31,611,000	$31,972,923
Ford Motor Credit Company LLC	5.800	03-08-29	25,031,000	25,401,006
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	57,576,826
General Motors Financial Company, Inc.	3.600	06-21-30	68,261,000	65,264,229
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	70,796,054
Broadline retail 0.4%
Amazon.com, Inc.	4.550	03-13-33	25,657,000	25,385,038
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	9,534,000	9,499,284
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	10,208,000	10,209,409
Macy’s Retail Holdings LLC (B)(C)	7.375	08-01-33	17,749,000	18,530,504
MercadoLibre, Inc.	4.900	01-15-33	22,784,000	22,200,730
Rakuten Group, Inc. (B)	9.750	04-15-29	11,949,000	13,056,479
Hotels, restaurants and leisure 1.1%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33	17,832,000	18,082,251
Brightstar Lottery PLC (B)	5.750	01-15-33	17,814,000	17,293,922
Carnival Corp., Ltd. (B)	5.125	05-01-29	20,334,000	20,309,408
Carnival Corp., Ltd. (B)	5.750	08-01-32	51,379,000	51,902,141
Carnival Corp., Ltd. (B)	5.875	06-15-31	19,243,000	19,540,675
Hilton Domestic Operating Company, Inc. (B)	5.500	03-31-34	13,933,000	13,869,455
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	18,613,000	18,927,653
Marriott International, Inc.	4.500	05-01-33	9,332,000	9,051,043
Marriott Ownership Resorts, Inc. (B)	6.500	10-01-33	18,055,000	17,717,420
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	14,693,000	14,297,827
Rivers Enterprise Borrower LLC (B)	6.250	10-15-30	12,946,000	13,048,241
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	13,462,000	13,659,178
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	12,279,000	12,212,836
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,746,264
Travel + Leisure Company (B)	6.125	09-01-33	20,959,000	20,599,025
Viking Cruises, Ltd. (B)	5.875	10-15-33	19,082,000	19,120,202
Household durables 0.1%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,973,000	9,441,058
Century Communities, Inc. (B)	3.875	08-15-29	11,357,000	10,723,553
KB Home	4.000	06-15-31	13,563,000	12,623,159
Specialty retail 0.7%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	5,971,177
Asbury Automotive Group, Inc.	4.750	03-01-30	13,786,000	13,414,059
Global Auto Holdings, Ltd. (B)(C)	8.750	01-15-32	33,449,000	31,412,886
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	15,125,000	15,656,039
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	7,044,773
Lithia Motors, Inc. (B)	4.375	01-15-31	16,340,000	15,485,590
Lithia Motors, Inc. (B)	5.500	10-01-30	14,804,000	14,677,870
11	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	4.950	06-25-34	27,698,000	$27,829,235
The Michaels Companies, Inc. (B)	8.500	03-15-33	23,151,000	22,602,174
Valvoline, Inc. (B)	3.625	06-15-31	14,973,000	13,659,780
Wayfair LLC (B)	6.750	11-15-32	13,360,000	13,571,355
Wayfair LLC (B)	7.125	05-31-34	9,593,000	9,774,701
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	20,479,000	19,641,612
Consumer staples 1.2%				320,471,235
Consumer staples distribution and retail 0.2%
Albertsons Companies, Inc. (B)	5.750	03-31-34	45,579,000	43,908,817
KeHE Distributors LLC (B)	7.125	04-30-33	7,673,000	7,775,458
Performance Food Group, Inc. (B)	5.625	03-01-34	13,810,000	13,495,006
Food products 0.7%
Chobani LLC (B)	6.375	04-15-34	7,552,000	7,677,061
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	22,293,000	21,738,539
Industrial F&B Investments III, Inc. (B)	7.750	02-11-33	12,638,000	12,891,052
JBS NV	3.625	01-15-32	25,224,000	23,288,784
JBS NV	5.750	04-01-33	21,968,000	22,589,035
JBS NV	5.950	04-20-35	6,377,000	6,574,324
MARB BondCo PLC (B)	3.950	01-29-31	27,576,000	24,601,564
Mars, Inc. (B)	5.000	03-01-32	24,479,000	24,735,569
NBM US Holdings, Inc. (B)(C)	6.625	08-06-29	20,530,000	20,541,641
Pilgrim’s Pride Corp.	6.250	07-01-33	14,618,000	15,263,134
Viking Baked Goods Acquisition Corp. (B)	8.625	11-01-31	17,719,000	18,108,605
Household products 0.2%
The Clorox Company	4.950	05-15-33	19,412,000	19,329,896
The Clorox Company	5.250	05-15-36	25,036,000	25,048,512
Personal care products 0.1%
Kenvue, Inc.	4.900	03-22-33	12,817,000	12,904,238
Energy 5.4%				1,427,682,773
Oil, gas and consumable fuels 5.4%
Aker BP ASA (B)	3.750	01-15-30	7,320,000	7,066,210
Aker BP ASA (B)	4.000	01-15-31	13,636,000	13,139,229
Antero Midstream Partners LP (B)	5.750	10-15-33	18,101,000	17,910,837
Antero Midstream Partners LP (B)	5.750	07-01-34	41,527,000	41,028,298
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	21,417,325
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,962,114
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	8,263,000	8,467,154
Azule Energy Finance PLC (B)	8.625	01-22-33	14,836,000	15,216,041
BP Capital Markets America, Inc.	4.812	02-13-33	13,244,000	13,233,733
Cheniere Energy Partners LP	5.550	10-30-35	10,242,000	10,449,499
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	5.950	06-30-33	23,897,000	$25,069,919
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	18,154,000	18,042,200
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	34,965,000	35,917,690
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	20,696,000	21,862,115
Comstock Resources, Inc. (B)	5.875	01-15-30	22,921,000	21,663,091
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	15,370,782
Continental Resources, Inc. (B)	5.750	01-15-31	23,976,000	24,470,244
Crescent Energy Finance LLC (B)	7.375	01-15-33	16,970,000	17,244,507
DT Midstream, Inc. (B)	4.375	06-15-31	45,842,000	44,370,155
DT Midstream, Inc. (B)	5.800	12-15-34	10,255,000	10,565,614
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	20,216,000	20,166,097
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	30,224,986
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	19,789,000	19,933,242
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	15,465,944
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,697,969
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	11,177,280
Energy Transfer LP	5.600	09-01-34	14,677,000	15,027,769
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	44,810,000	44,974,273
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%) (C)	6.500	02-15-56	14,243,000	14,360,505
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	24,715,000	25,179,568
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	37,134,000	38,335,693
Eni SpA (B)	5.250	05-18-36	26,799,000	26,553,880
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	41,795,000	41,738,130
Enterprise Products Operating LLC	5.350	01-31-33	12,817,000	13,209,526
EOG Resources, Inc.	5.000	07-15-32	12,817,000	12,971,057
Expand Energy Corp.	4.750	02-01-32	16,711,000	16,400,450
Genesis Energy LP	6.750	03-15-34	2,481,000	2,490,572
Genesis Energy LP	7.875	05-15-32	11,437,000	11,893,885
13	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Genesis Energy LP	8.000	05-15-33	12,999,000	$13,634,300
Global Partners LP (B)	7.125	07-01-33	3,749,000	3,811,725
Global Partners LP (B)	8.250	01-15-32	10,160,000	10,662,514
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,851,183
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	10,523,000	10,646,771
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,019,335
Leviathan Bond, Ltd. (B)	6.500	06-30-27	15,210,000	15,258,535
Leviathan Bond, Ltd. (B)(C)	6.750	06-30-30	5,068,000	5,224,779
Long Ridge Energy LLC (B)	8.750	02-15-32	9,105,000	9,462,317
MPLX LP	4.950	09-01-32	13,328,000	13,286,074
MPLX LP	5.000	03-01-33	14,422,000	14,395,845
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,625,771
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	29,970,214
Occidental Petroleum Corp.	6.625	09-01-30	20,762,000	22,141,656
Ovintiv, Inc.	6.250	07-15-33	12,148,000	12,884,073
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,235,928
Par Petroleum LLC (B)	7.375	06-01-34	5,569,000	5,699,946
PBF Holding Company LLC (B)	7.250	06-01-34	17,012,000	16,935,985
Permian Resources Operating LLC (B)	6.250	02-01-33	9,803,000	10,071,455
Plains All American Pipeline LP	4.700	01-15-31	9,475,000	9,424,019
Repsol E&P Capital Markets US LLC (B)	5.204	09-16-30	33,995,000	34,370,107
Sabine Pass Liquefaction LLC	4.500	05-15-30	35,577,000	35,351,929
Sunoco LP (B)	4.500	10-01-29	15,282,000	14,876,131
Sunoco LP	4.500	04-30-30	27,279,000	26,501,794
Sunoco LP (B)	4.625	05-01-30	8,975,000	8,708,445
Sunoco LP (B)	5.625	03-15-31	9,550,000	9,562,033
Sunoco LP (B)	5.875	03-15-34	16,710,000	16,610,184
Sunoco LP (B)	7.250	05-01-32	8,404,000	8,781,222
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (B)(D)	7.875	09-18-30	28,641,000	29,912,277
Targa Resources Corp.	5.500	02-15-35	15,891,000	16,152,820
Targa Resources Corp.	6.150	03-01-29	14,352,000	14,932,608
Targa Resources Partners LP	4.000	01-15-32	24,529,000	23,382,188
Var Energi ASA (B)	5.875	05-22-30	32,487,000	33,561,650
Var Energi ASA (B)	8.000	11-15-32	47,391,000	54,082,507
Venture Global LNG, Inc. (B)	7.000	01-15-30	14,224,000	14,590,420
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	25,708,000	25,387,869
Viper Energy Partners LLC	4.900	08-01-30	18,763,000	18,704,935
Western Midstream Operating LP	4.800	03-01-31	24,709,000	24,536,664
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,584,372
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	$10,498,341
Whistler Pipeline LLC (B)	5.700	09-30-31	10,779,000	11,084,269
Financials 13.1%				3,482,640,999
Banks 7.7%
Banco Bradesco SA (B)(C)	5.375	01-20-31	25,756,000	25,717,366
Banco Santander SA	4.551	11-06-30	30,600,000	30,130,385
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (D)	7.250	12-03-35	14,658,000	14,757,556
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	29,438,000	34,605,429
Bank Hapoalim BM (B)	4.722	07-14-29	19,678,000	19,466,324
Bank Hapoalim BM (B)	5.252	01-14-33	11,344,000	11,297,500
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	35,611,636
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	63,090,000	57,273,696
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	17,703,000	17,390,939
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	67,709,000	68,017,008
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	7,994,000	8,055,127
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	39,193,000	40,505,730
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	27,232,000	28,498,125
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	18,179,000	18,476,180
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	27,275,000	28,625,140
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)(D)	9.250	11-17-27	7,828,000	8,216,433
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (B)	4.760	01-13-32	18,255,000	18,038,672
BPCE SA (5.748% to 7-19-32, then Overnight SOFR + 2.865%) (B)	5.748	07-19-33	5,973,000	6,105,605
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (B)	5.936	05-30-35	20,634,000	21,184,749
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	24,994,000	24,959,781
15	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	$33,216,741
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	27,072,000	27,482,791
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,545,394
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	16,889,092
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	4,770,000	4,725,235
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	44,065,382
Credit Agricole SA (B)	3.250	01-14-30	39,894,000	37,588,932
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)	5.862	01-09-36	18,779,000	19,353,612
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (B)	4.999	03-27-32	27,756,000	27,824,131
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	19,295,000	19,408,782
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	10,573,000	10,359,525
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	16,852,297
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(C)(D)	6.994	06-28-26	16,578,000	16,595,556
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	14,597,000	15,042,483
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	38,535,000	37,439,646
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	23,205,907
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	24,803,000	24,301,265
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	16,705,000	16,780,323
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	15,748,334
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	16,034,464
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	10,226,000	10,480,870
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	$8,213,603
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	11,889,000	11,890,332
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	12,901,669
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	15,540,000	15,274,437
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,492,173
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	21,384,000	21,034,157
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	38,906,000	39,297,098
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	25,048,000	25,628,765
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	86,172,000	87,574,299
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	11,623,000	11,729,748
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	9,784,000	9,642,597
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	9,508,000	10,125,958
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	11,043,000	11,369,726
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(D)	6.625	09-27-35	18,137,000	17,821,335
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(D)	6.750	09-27-31	10,944,000	11,193,523
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,473,317
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	13,227,000	13,361,355
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	26,150,000	25,932,752
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	20,760,145
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	23,645,000	23,594,355
17	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	23,904,000	$24,620,379
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	10,741,000	11,747,883
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	9,436,000	9,442,111
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	8,531,000	8,472,925
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	18,779,000	18,873,633
Popular, Inc.	7.250	03-13-28	20,555,000	21,263,408
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	49,670,000	50,152,439
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,469,783
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%) (C)	6.500	11-24-85	32,925,000	32,321,551
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	20,724,000	19,801,285
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	26,732,991
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	16,033,032
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	17,931,644
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	20,066,089
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,632,785
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	15,319,000	15,175,481
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	52,715,000	54,962,005
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	18,069,000	19,124,586
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (D)	6.250	06-15-31	20,681,000	20,669,071
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	30,784,280
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	$18,962,994
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	10,191,000	10,526,439
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	29,542,234
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	9,485,000	9,563,178
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	81,487,000	75,032,271
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	20,232,653
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	13,780,978
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	42,323,472
Capital markets 2.6%
Ares Strategic Income Fund (B)	5.150	01-15-31	27,301,000	26,178,177
Ares Strategic Income Fund (B)	5.450	09-09-28	11,628,000	11,532,452
Ares Strategic Income Fund	5.600	02-15-30	16,058,000	15,818,742
Ares Strategic Income Fund	5.700	03-15-28	3,961,000	3,964,035
Ares Strategic Income Fund (B)	5.800	09-09-30	21,590,000	21,284,198
Ares Strategic Income Fund	6.200	03-21-32	14,392,000	14,310,752
Ares Strategic Income Fund	6.350	08-15-29	7,430,000	7,522,861
Blackstone Private Credit Fund	5.050	09-10-30	22,460,000	21,575,358
Blackstone Private Credit Fund	5.250	04-01-30	20,737,000	20,141,135
Blackstone Private Credit Fund	5.950	07-16-29	14,883,000	14,897,620
Blackstone Private Credit Fund	7.300	11-27-28	14,584,000	15,115,265
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	9,642,000	9,280,351
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	27,770,000	25,432,795
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	8,085,000	7,955,170
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%) (C)	4.725	02-06-32	19,934,000	19,625,954
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	5,202,000	5,193,707
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	17,727,529
HPS Corporate Lending Fund (B)(C)	5.150	04-02-29	7,606,000	7,451,145
HPS Corporate Lending Fund	5.450	11-15-30	6,738,000	6,532,221
HPS Corporate Lending Fund	5.950	04-14-32	4,107,000	4,039,969
19	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	4.600	03-15-33	12,817,000	$12,693,137
Lazard Group LLC	4.375	03-11-29	18,384,000	18,236,939
Macquarie Bank, Ltd. (B)	3.624	06-03-30	15,638,000	14,895,556
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	10,475,632
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	33,280,483
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	30,795,000	30,513,256
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	34,642,545
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	28,048,000	29,022,100
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	10,841,000	10,676,154
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	27,467,977
S&P Global, Inc.	2.900	03-01-32	7,220,000	6,586,770
Sixth Street Lending Partners	5.750	01-15-30	8,809,000	8,755,432
Sixth Street Lending Partners	6.125	07-15-30	9,086,000	9,144,906
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	15,839,000	16,019,950
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	70,528,000	63,519,925
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	24,916,000	22,180,313
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	18,088,532
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (B)(D)	6.625	01-08-31	21,900,000	21,983,833
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	13,176,000	13,407,357
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	17,460,000	17,759,876
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	13,137,000	15,167,297
Consumer finance 0.7%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	33,289,000	33,027,499
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	19,228,000	19,603,009
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (D)	7.100	08-15-31	19,083,000	$19,211,352
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,548,652
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (B)(C)	8.375	06-15-35	17,945,000	18,759,667
Muthoot Finance, Ltd. (B)	5.750	08-04-30	14,624,000	14,430,889
OneMain Finance Corp.	6.125	05-15-30	24,894,000	24,793,408
PHH Escrow Issuer LLC (B)	9.875	11-01-29	20,062,000	19,717,405
Trust Fibra Uno (B)	7.375	02-13-34	7,389,000	7,846,379
Financial services 0.8%
Apollo Debt Solutions BDC	6.700	07-29-31	9,175,000	9,388,028
Apollo Debt Solutions BDC	6.900	04-13-29	34,399,000	35,354,357
Atlas Warehouse Lending Company LP (B)	5.250	01-15-33	7,706,000	7,565,093
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	12,771,000	13,135,437
Block, Inc. (B)	5.625	08-15-30	7,753,000	7,784,904
Block, Inc. (B)	6.000	08-15-33	10,054,000	10,056,524
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	27,003,905
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	20,699,000	20,062,887
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	9,951,000	9,716,493
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	3,187,000	3,687,123
NMI Holdings, Inc.	6.000	08-15-29	14,495,000	14,816,209
Radian Group, Inc.	6.200	05-15-29	18,542,000	19,182,643
Rocket Companies, Inc. (B)	6.375	08-01-33	18,838,000	19,130,008
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	13,192,000	13,852,532
Insurance 1.2%
Asurion LLC (B)	8.375	02-01-34	21,442,000	20,956,267
Athene Global Funding (B)	4.721	10-08-29	12,607,000	12,456,218
Athene Global Funding (B)	5.322	11-13-31	15,698,000	15,674,981
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,717,017
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,520,142
Augusta SpinCo Corp.	4.945	03-23-33	9,792,000	9,761,880
CNO Financial Group, Inc.	5.250	05-30-29	28,228,000	28,417,022
CNO Financial Group, Inc.	6.450	06-15-34	11,197,000	11,684,811
CNO Global Funding (B)	4.700	12-11-30	9,918,000	9,824,455
CRC Insurance Group LLC (B)	7.125	06-01-31	24,225,000	24,293,193
GA Global Funding Trust (B)	4.500	09-18-30	29,488,000	28,505,952
GA Global Funding Trust (B)	5.200	12-09-31	15,549,000	15,315,752
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	7,813,045
21	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	16,041,000	$15,865,776
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	20,714,945
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	25,727,148
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	21,606,000	21,807,282
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	23,114,255
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	15,043,000	15,173,122
Starwood Property Trust, Inc. (B)	6.125	06-01-31	4,054,000	4,098,860
Health care 2.6%				684,548,438
Biotechnology 0.7%
AbbVie, Inc.	4.400	03-15-33	24,363,000	23,908,868
AbbVie, Inc.	5.050	03-15-34	50,614,000	51,365,601
Amgen, Inc.	5.250	03-02-33	84,296,000	86,105,576
Amgen, Inc.	5.650	03-02-53	31,273,000	30,402,948
Health care equipment and supplies 0.4%
Abbott Laboratories	4.300	03-15-33	70,059,000	68,152,608
Medtronic Global Holdings SCA	4.500	03-30-33	12,821,000	12,629,815
Solventum Corp.	5.450	03-13-31	35,946,000	36,914,772
Health care providers and services 1.1%
Centene Corp.	3.000	10-15-30	20,923,000	18,855,990
Centene Corp.	3.375	02-15-30	12,265,000	11,397,413
CVS Health Corp.	5.000	09-15-32	26,500,000	26,626,098
DaVita, Inc. (B)	4.625	06-01-30	14,099,000	13,699,767
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	39,217,000	34,825,408
HCA, Inc.	4.300	11-15-30	8,117,000	7,955,905
HCA, Inc.	4.600	11-15-32	12,480,000	12,184,667
HCA, Inc.	5.000	05-15-33	27,823,000	27,542,529
HCA, Inc.	5.450	04-01-31	18,788,000	19,210,117
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	25,851,730
Rede D’Or Finance Sarl (B)	6.550	04-28-36	25,614,000	24,956,489
Tenet Healthcare Corp. (B)	5.500	11-15-32	17,366,000	17,295,774
Universal Health Services, Inc.	2.650	10-15-30	29,581,000	26,735,786
VSP Optical Group, Inc. (B)	5.400	06-01-33	12,914,000	12,925,407
Pharmaceuticals 0.4%
Endo Finance Holdings LP (B)(C)	8.500	04-15-31	11,518,000	12,276,069
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,643,814
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	12,820,000	$12,749,149
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	4,148,000	4,372,958
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	26,156,000	19,937,123
Teva Pharmaceutical Finance Netherlands III BV	6.000	12-01-32	13,177,000	13,685,000
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	19,889,000	20,341,057
Industrials 3.7%				991,992,355
Aerospace and defense 0.5%
DAE Funding LLC (B)	4.950	01-15-33	31,221,000	30,083,930
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	15,969,000	15,643,244
Hexcel Corp.	4.900	05-15-31	3,760,000	3,751,249
Honeywell Aerospace, Inc. (B)	4.600	03-16-33	16,175,000	15,936,755
The Boeing Company	6.528	05-01-34	71,325,000	77,862,811
Building products 0.1%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	18,285,725
Builders FirstSource, Inc. (B)	6.375	03-01-34	18,905,000	18,888,876
Commercial services and supplies 0.1%
Cimpress PLC (B)	7.375	09-15-32	16,636,000	16,826,050
Garda World Security Corp. (B)	6.500	01-15-31	13,917,000	14,155,431
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	24,637,000	26,358,957
CIMIC Finance, Ltd. (B)	6.000	04-22-36	19,310,000	19,122,842
HTA Group, Ltd. (B)	6.750	04-01-31	9,231,000	9,375,656
MasTec, Inc.	5.900	06-15-29	11,974,000	12,320,983
WSP Global, Inc. (B)	5.714	09-18-36	26,782,000	26,705,050
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	9,549,000	9,387,357
Machinery 0.3%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,552,789
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	11,490,000	11,815,546
Novartis Capital Corp.	4.600	03-18-33	25,759,000	25,579,787
Weir Group, Inc. (B)	5.350	05-06-30	13,839,000	14,009,744
Passenger airlines 1.7%
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	01-15-28	16,857,413	16,573,692
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,739,820	3,575,262
American Airlines 2017-1 Class A Pass Through Trust (C)	4.000	02-15-29	14,383,288	13,988,028
23	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,235,608	$15,789,560
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	10,629,349	10,239,412
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	27,529,986	25,243,800
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	19,985,883	18,713,900
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	9,213,112	9,012,890
American Airlines 2021-1 Class A Pass Through Trust (C)	2.875	07-11-34	33,777,029	30,136,301
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	18,288,815	17,544,228
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	23,400,000	22,659,633
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	10,312,000	10,195,991
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	26,762,000	26,625,731
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	27,823,000	27,643,820
Azul Secured Finance LLP (B)	9.875	02-15-31	11,024,000	10,335,000
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	4,392,087	4,244,420
Delta Air Lines, Inc.	5.250	07-10-30	11,944,000	12,078,312
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	25,930,161	22,826,541
JetBlue 2020-1 Class A Pass Through Trust (C)	4.000	11-15-32	8,111,304	7,646,288
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	18,358,078	17,715,246
United Airlines 2019-1 Class A Pass Through Trust (C)	4.550	08-25-31	17,570,552	16,970,989
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	38,036,932	39,449,921
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	19,412,319	19,460,448
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	24,382,635	24,967,928
United Airlines Holdings, Inc.	4.875	03-01-29	15,796,000	15,586,972
United Airlines Holdings, Inc.	5.375	03-01-31	11,827,000	11,697,100
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,743,543
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	71,935,000	65,822,813
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	13,966,158
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (B)	5.550	05-30-33	31,502,000	$32,039,220
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	18,345,000	17,978,399
WESCO Distribution, Inc. (B)	5.500	04-15-34	11,588,000	11,503,733
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	13,840,000	14,354,294
Information technology 2.8%				735,541,880
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	31,347,776
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	24,725,689
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	4.400	02-15-33	12,817,000	12,506,163
Jabil, Inc.	4.750	02-01-33	11,680,000	11,420,148
TD SYNNEX Corp.	5.300	10-10-35	25,018,000	24,786,567
IT services 0.2%
CoreWeave, Inc. (B)(C)	9.000	02-01-31	17,349,000	17,590,491
CoreWeave, Inc. (B)	9.250	06-01-30	13,285,000	13,553,723
CoreWeave, Inc. (B)	9.750	10-01-31	12,713,000	13,113,117
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	3.419	04-15-33	61,357,000	56,069,310
Broadcom, Inc.	4.550	02-15-32	7,715,000	7,639,909
Broadcom, Inc.	4.800	02-15-36	24,725,000	24,071,736
Broadcom, Inc.	4.900	07-15-32	34,889,000	35,092,869
Foundry JV Holdco LLC (B)	6.100	01-25-36	25,821,000	27,133,953
Foundry JV Holdco LLC (B)	6.250	01-25-35	38,289,000	40,489,121
Kioxia Holdings Corp. (B)	6.625	07-24-33	29,726,000	31,164,961
KLA Corp.	4.650	07-15-32	12,861,000	12,906,480
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,597,731
Micron Technology, Inc.	2.703	04-15-32	23,367,000	20,971,314
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	19,205,145
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,731,844
Software 0.6%
Fair Isaac Corp. (B)	6.250	09-15-34	36,218,000	35,926,978
HUT 8 DC LLC (B)	6.192	11-15-42	18,835,000	19,059,673
Oracle Corp.	4.700	09-27-34	18,100,000	16,812,259
Oracle Corp.	4.800	09-26-32	15,515,000	14,908,530
Oracle Corp.	5.250	02-03-32	12,978,000	12,881,004
Oracle Corp.	5.550	02-06-53	33,391,000	27,624,841
Oracle Corp.	5.700	02-04-36	11,530,000	11,327,937
WULF Compute LLC (B)	7.750	10-15-30	8,011,000	8,417,638
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	5,574,000	5,564,733
25	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	4.500	02-15-31	21,977,000	$21,785,488
Dell International LLC	4.750	10-06-32	26,775,000	26,592,615
Dell International LLC	5.000	04-01-30	13,360,000	13,533,413
Dell International LLC	5.300	04-01-32	27,215,000	27,796,179
Dell International LLC	5.400	04-15-34	41,258,000	42,192,545
Materials 1.0%				275,295,144
Chemicals 0.1%
Bond US Bidco 1, Inc. (B)	7.125	06-15-33	7,778,000	7,838,813
SNF Group SACA (B)	5.626	03-31-31	29,523,000	29,872,517
Construction materials 0.3%
Cemex SAB de CV (B)	3.875	07-11-31	19,259,000	18,090,468
JH North America Holdings, Inc. (B)	5.875	01-31-31	5,099,000	5,097,047
JH North America Holdings, Inc. (B)	6.125	07-31-32	18,533,000	18,576,682
Quikrete Holdings, Inc. (B)	6.375	03-01-32	7,612,000	7,751,026
Standard Building Solutions, Inc. (B)	5.875	03-15-34	11,640,000	11,349,040
Standard Building Solutions, Inc. (B)	6.250	08-01-33	7,360,000	7,371,136
Containers and packaging 0.1%
Ardagh Metal Packaging Finance USA LLC (B)	6.250	01-30-31	14,157,000	14,266,165
Canpack Group, Inc. (B)	6.000	05-15-31	7,262,000	7,297,664
Graphic Packaging International LLC (B)	3.500	03-01-29	14,380,000	13,655,974
Metals and mining 0.5%
Anglo American Capital PLC (B)	5.000	03-21-33	21,961,000	21,833,396
Australian MetCoal Financing Pty, Ltd. (B)	6.750	04-22-34	5,708,000	5,866,331
First Quantum Minerals, Ltd. (B)	6.375	02-15-36	9,651,000	9,541,350
First Quantum Minerals, Ltd. (B)	7.250	02-15-34	6,436,000	6,607,751
First Quantum Minerals, Ltd. (B)	8.000	03-01-33	11,088,000	11,619,803
First Quantum Minerals, Ltd. (B)	8.625	06-01-31	5,845,000	6,098,007
Freeport-McMoRan, Inc.	5.400	11-14-34	16,728,000	17,038,872
Mineral Resources, Ltd. (B)	6.000	05-01-32	4,862,000	4,842,879
Mineral Resources, Ltd. (B)	6.250	05-01-34	4,862,000	4,833,262
Novelis Corp. (B)	4.750	01-30-30	19,149,000	18,482,464
Rio Tinto Finance USA PLC	5.000	03-14-32	12,821,000	12,992,421
WS Escrow LLC (B)	7.750	06-01-33	14,097,000	14,372,076
Real estate 1.2%				320,203,684
Hotel and resort REITs 0.1%
XHR LP (B)	6.625	05-15-30	12,900,000	13,202,376
Industrial REITs 0.3%
FIBRA Prologis (B)	5.500	11-26-35	12,823,000	12,491,525
Fibra SOMA Trust F/6185 (B)	7.125	05-28-36	21,974,000	21,831,169
Prologis Targeted U.S. Logistics Fund LP (B)	4.250	01-15-31	11,046,000	10,806,740
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Industrial REITs (continued)
Prologis Targeted U.S. Logistics Fund LP (B)	4.625	03-15-33	24,655,000	$24,034,098
Trust 2401 (B)(C)	7.375	02-13-34	18,303,000	19,434,858
Office REITs 0.1%
Vornado Realty LP	5.750	02-01-33	20,997,000	20,929,600
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	28,002,312
Specialized REITs 0.6%
American Tower Corp.	4.700	12-15-32	19,070,000	18,820,424
American Tower Corp.	5.550	07-15-33	16,404,000	16,904,114
American Tower Corp.	5.650	03-15-33	16,411,000	17,019,423
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	15,877,000	15,303,440
Iron Mountain, Inc. (B)	5.250	07-15-30	11,122,000	11,001,782
Millrose Properties, Inc. (B)	6.375	08-01-30	23,450,000	23,772,883
VICI Properties LP (B)	3.875	02-15-29	13,041,000	12,688,886
VICI Properties LP	5.125	11-15-31	31,437,000	31,450,466
VICI Properties LP	5.125	05-15-32	22,682,000	22,509,588
Utilities 3.5%				942,593,614
Electric utilities 2.1%
American Electric Power Company, Inc.	5.625	03-01-33	5,856,000	6,081,184
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	12,976,000	12,935,946
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	6,274,000	6,221,643
Atlantica Transmision Sur SA (B)	6.875	04-30-43	5,215,423	5,517,396
Constellation Energy Generation LLC	4.400	01-15-31	12,237,000	12,071,827
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	13,129,374
COX Asset Mexico SA de CV (B)	7.125	01-08-32	5,868,000	5,970,690
Duke Energy Corp.	5.750	09-15-33	21,211,000	22,205,838
Electricite de France SA (B)	5.650	04-22-29	31,320,000	32,213,896
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	26,482,000	30,670,790
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	26,211,000	26,310,418
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	13,106,000	13,087,220
Exelon Corp.	5.125	03-15-31	9,814,000	9,972,662
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,416,672
Georgia Power Company	4.950	05-17-33	12,817,000	12,919,665
Israel Electric Corp., Ltd. (B)(C)	5.633	01-28-38	8,012,000	7,991,132
27	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	16,615,000	$14,698,764
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,698,806
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,355,639
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	13,091,814
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	26,021,335
NRG Energy, Inc. (B)	5.407	10-15-35	19,804,000	19,446,013
NRG Energy, Inc. (B)	5.750	01-15-34	11,759,000	11,631,202
NRG Energy, Inc. (B)	6.000	02-01-33	10,939,000	11,021,714
NRG Energy, Inc. (B)	6.125	05-15-36	14,364,000	14,332,825
NRG Energy, Inc. (B)	7.000	03-15-33	34,077,000	36,981,758
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	15,396,000	16,787,460
Pacific Gas & Electric Company	5.800	05-15-34	17,699,000	18,115,856
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	21,541,000	21,652,087
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,600,975
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.750	02-03-31	12,710,000	12,470,482
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	13,898,000	13,848,662
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	33,590,322
The Southern Company	5.700	03-15-34	17,092,000	17,736,656
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	23,869,678
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	7,104,000	7,402,929
Independent power and renewable electricity producers 0.7%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	18,204,640	17,226,140
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	10,376,000	10,448,142
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	17,526,000	18,103,900
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,516,924
Vistra Operations Company LLC (B)	4.300	07-15-29	16,948,000	16,658,372
Vistra Operations Company LLC (B)	4.700	01-31-31	9,717,000	9,547,609
Vistra Operations Company LLC (B)	5.000	04-30-31	26,931,000	26,797,159
Vistra Operations Company LLC (B)	5.250	04-30-33	26,608,000	26,437,492
Vistra Operations Company LLC (B)	6.000	04-15-34	21,510,000	22,161,473
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	27,254,993
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.7%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	15,711,000	$15,706,871
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	6,250,000	6,572,419
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	4,675,000	4,849,435
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	18,384,000	18,483,447
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	25,953,000	26,113,441
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	16,071,000	16,664,357
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,719,911
NiSource, Inc.	3.600	05-01-30	8,333,000	8,024,546
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	20,902,000	21,055,818
San Diego Gas & Electric Company	5.200	03-15-36	7,439,000	7,448,625
Sempra	5.500	08-01-33	16,859,000	17,381,603
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	19,357,473

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	13,064,000	12,992,134
Municipal bonds 0.0%				$11,586,104
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,586,104
Term loans (E) 0.4%				$98,527,646
(Cost $98,186,797)
Communication services 0.1%				29,065,908
Entertainment 0.1%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (F)	TBD	06-03-33	29,016,000	29,065,908
Health care 0.0%				8,439,083
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.370	04-23-31	8,435,540	8,439,083
Industrials 0.2%				37,407,771
Commercial services and supplies 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	10,942,015	10,944,751
29	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.620	05-21-32	26,463,020	$26,463,020
Materials 0.1%				23,614,884
Chemicals 0.0%
Bond US Bidco 1, Inc., Term Loan B (F)	TBD	05-06-33	10,284,000	10,301,688
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-10-32	13,312,530	13,313,196
Collateralized mortgage obligations 6.4%				$1,700,885,874
(Cost $1,947,181,601)
Commercial and residential 5.4%				1,434,825,458
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (B)	5.120	12-25-70	12,426,223	12,362,794
Series 2026-NQM1, Class A1 (B)(G)	4.912	02-25-71	17,794,896	17,623,186
Series 2026-NQM2, Class A1 (B)(G)	4.811	03-25-71	25,260,329	25,024,928
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(G)	0.990	04-25-53	2,532,743	2,449,454
Series 2021-4, Class A1 (B)(G)	1.035	01-20-65	339,908	287,068
Series 2021-5, Class A1 (B)(G)	0.951	07-25-66	13,474,622	11,690,389
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	15,847,549	15,694,996
Series 2025-10, Class A1 (B)(G)	4.960	09-25-70	8,632,591	8,581,359
Series 2025-11, Class A1 (B)(G)	4.975	10-25-70	13,299,837	13,225,563
Series 2026-1, Class A1 (B)(G)	4.747	02-25-71	23,792,125	23,524,445
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(G)	1.175	10-25-48	6,457,644	5,916,365
Avenue of Americas
Series 2025-1301, Class A (B)(G)	5.059	08-11-42	20,472,000	20,492,722
BAHA Trust
Series 2024-MAR, Class A (B)(G)	5.972	12-10-41	27,273,000	27,905,742
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(G)	3.719	11-05-32	11,565,000	10,576,415
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	18,469,000	18,697,164
Series 2025-5YR19, Class A3	5.270	12-15-58	12,387,000	12,608,501
Series 2026-5YR20, Class A3	5.104	02-15-59	7,951,000	8,034,148
Series 2026-5YR21, Class A3	5.525	04-15-59	12,579,000	12,923,722
Series 2026-5YR22, Class A3 (H)	5.713	06-15-59	25,231,000	26,097,329
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,517	7,332,821
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,210,274
Series 2024-5C31, Class A3	5.609	12-15-57	7,781,000	7,977,480
Series 2025-5C38, Class A3	5.146	11-15-58	14,728,000	14,926,869
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-5C40, Class A3	5.248	02-15-59	13,004,000	$13,232,127
Series 2026-5C41, Class A3	5.438	05-15-69	17,856,000	18,305,687
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	7,935,517	7,790,757
Series 2019-B13, Class A2	2.889	08-15-57	13,214,186	12,693,920
Series 2024-V12, Class A3	5.738	12-15-57	25,071,000	25,796,166
Series 2026-V20, Class A3	5.184	02-15-59	9,792,000	9,930,382
BMO Mortgage Trust
Series 2024-5C8, Class A3 (G)	5.625	12-15-57	7,823,000	8,015,404
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(G)	0.941	02-25-49	4,213,695	3,995,383
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	11,006,000	10,413,787
CENT Trust
Series 2025-CITY, Class A (B)(G)	4.920	07-10-40	14,358,000	14,375,375
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(G)	5.820	06-12-40	20,164,000	20,519,340
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(G)	0.924	08-25-66	9,538,895	8,108,416
Series 2021-3, Class A1 (B)(G)	0.956	09-27-66	13,405,203	11,188,076
Series 2021-HX1, Class A1 (B)(G)	1.110	10-25-66	9,555,782	8,374,971
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	9,540,210	9,579,795
COLT Trust
Series 2020-RPL1, Class A1 (B)(G)	1.390	01-25-65	26,270,584	22,396,582
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	220,604,545	1,420,561
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (B)(G)	1.179	02-25-66	10,115,856	9,054,765
Series 2021-NQM3, Class A1 (B)(G)	1.015	04-25-66	6,864,605	6,024,355
Series 2021-NQM6, Class A1 (B)(G)	1.174	07-25-66	16,877,659	14,458,143
Cross Mortgage Trust
Series 2025-H8, Class A1 (B)(G)	5.003	11-25-70	12,320,199	12,256,265
Series 2025-H9, Class A1 (B)(G)	5.036	11-25-70	15,402,392	15,330,157
Series 2026-NQM1, Class A1 (B)(G)	4.699	02-25-61	22,794,591	22,571,952
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(G)	0.797	02-25-66	4,477	3,862
Series 2021-2, Class A1 (B)(G)	0.931	06-25-66	9,728,161	8,253,259
Series 2025-INV4, Class A1 (B)	5.100	10-25-70	9,014,714	8,987,012
Series 2026-NQM1, Class A1 (B)(G)	4.771	02-25-71	13,279,253	13,149,844
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(G)	2.500	02-01-51	22,060,719	18,218,801
GCAT Trust
Series 2021-NQM1, Class A1 (B)(G)	0.874	01-25-66	5,378,795	4,762,642
Series 2021-NQM2, Class A1 (B)(G)	1.036	05-25-66	6,467,811	5,676,101
Series 2021-NQM3, Class A1 (B)(G)	1.091	05-25-66	9,889,783	8,673,720
Series 2025-NQM5, Class A1 (B)(G)	4.981	08-25-70	15,150,060	15,054,643
GGP Trust
31	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-TY, Class A (B)(G)	4.670	03-05-43	20,246,000	$19,979,012
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(G)	1.382	09-27-60	1,239,318	1,184,497
Series 2021-NQM1, Class A1 (B)(G)	1.017	07-25-61	3,731,850	3,447,620
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	13,093,791	212,032
Series 2007-4, Class ES IO	0.350	07-19-37	13,054,252	198,043
Series 2007-6, Class ES IO (B)	0.343	08-19-37	14,261,043	245,356
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(G)	5.467	01-13-40	22,788,000	23,263,467
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(G)	1.071	06-25-56	6,008,968	5,172,160
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,891,500
MFA Trust
Series 2021-NQM1, Class A1 (B)(G)	1.153	04-25-65	3,331,669	3,139,629
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (B)(G)	5.119	11-25-70	10,604,378	10,554,459
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (B)(G)	5.153	05-15-43	9,957,000	9,960,698
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(G)	4.316	01-15-43	7,402,000	6,980,641
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (B)(G)	5.085	10-25-65	18,491,398	18,408,438
Series 2026-NQM1, Class A1 (B)(G)	4.824	11-25-65	13,834,396	13,705,978
Series 2026-NQM2, Class A1 (B)(G)	4.743	12-25-65	10,495,150	10,383,710
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(G)	4.312	11-05-41	15,772,000	15,467,640
NYC Trust
Series 2026-9W57, Class A (B)(G)	5.053	06-06-40	33,575,000	33,467,305
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	5,710,814	5,364,104
OBX Trust
Series 2020-EXP2, Class A3 (B)(G)	2.500	05-25-60	4,062,862	3,424,009
Series 2021-NQM2, Class A1 (B)(G)	1.101	05-25-61	12,411,575	10,161,929
Series 2021-NQM3, Class A1 (B)(G)	1.054	07-25-61	15,082,102	12,605,778
Series 2025-NQM18, Class A1 (B)(G)	5.057	09-25-65	6,454,756	6,436,716
Series 2025-NQM19, Class A1 (B)(G)	4.869	10-25-65	13,074,811	13,000,593
Series 2025-NQM20, Class A1 (B)(G)	5.021	10-25-65	15,223,936	15,184,472
Series 2025-NQM21, Class A1 (B)(G)	4.989	10-25-65	10,316,752	10,267,716
Series 2025-NQM23, Class A1 (B)(G)	4.872	10-25-65	18,561,851	18,457,509
Series 2026-NQM1, Class A1 (B)(G)	4.846	11-25-65	12,702,461	12,600,652
Series 2026-NQM2, Class A1 (B)(G)	4.818	12-01-65	28,154,742	27,956,915
Series 2026-NQM3, Class A1 (B)(G)	4.652	01-25-66	23,394,276	23,115,445
PRKCM Trust
Series 2026-AFC1, Class A1 (B)(G)	4.677	02-25-61	11,277,704	11,131,509
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	18,327,751	17,401,305
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-SFR2, Class A (B)	3.305	04-17-42	14,478,223	$13,647,936
Series 2025-SFR5, Class A (B)	3.850	10-17-42	15,726,490	15,043,238
Series 2025-SFR6, Class A (B)	4.000	12-17-42	21,298,000	20,464,763
Series 2026-SFR1, Class A (B)	3.850	02-17-43	14,160,000	13,467,767
Series 2026-SFR2, Class A (B)	4.240	05-17-43	15,427,000	14,892,942
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(G)	2.000	01-25-36	15,349,984	13,722,623
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	21,363,000	21,663,755
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,569,701
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	19,919,875
Series 2026-OMA, Class A (B)(G)	4.965	04-15-41	24,893,000	24,935,866
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(G)	2.447	12-25-66	271,574	243,616
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	8,587,616	8,126,140
Series 2019-1, Class A1 (B)(G)	3.750	03-25-58	6,387,629	6,200,952
Series 2019-4, Class A1 (B)(G)	2.900	10-25-59	6,253,462	5,997,100
Series 2020-4, Class A1 (B)	1.750	10-25-60	10,961,700	9,978,898
Series 2024-4, Class A1A (B)(G)	4.533	10-27-64	24,802,782	24,787,380
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(G)	5.061	07-13-44	15,562,000	15,529,768
Verus Securitization Trust
Series 2021-3, Class A1 (B)(G)	1.046	06-25-66	8,441,789	7,441,932
Series 2021-4, Class A1 (B)(G)	0.938	07-25-66	6,353,544	5,395,303
Series 2021-5, Class A1 (B)(G)	1.013	09-25-66	10,538,830	9,058,372
Series 2021-R1, Class A1 (B)(G)	0.820	10-25-63	1,375,594	1,336,767
Series 2025-11, Class A1 (B)(G)	4.914	11-25-70	20,228,614	20,111,332
Series 2025-R2, Class A1 (B)(G)	5.086	07-25-67	9,480,943	9,430,772
Series 2026-2, Class A1 (B)(G)	4.590	02-25-71	17,730,849	17,511,642
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	15,773,863
Series 2025-5C6, Class A3	5.186	10-15-58	17,844,000	18,073,822
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(G)	5.349	07-15-40	17,713,000	17,952,512
U.S. Government Agency 1.0%				266,060,416
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.437	07-25-32	576	527
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	34	35
Government National Mortgage Association
Series 2008-90, Class IO	2.019	12-16-50	1,921,233	234,392
Series 2012-114, Class IO	0.639	01-16-53	5,817,181	84,596
Series 2012-120, Class IO	0.645	02-16-53	3,097,855	45,342
Series 2013-63, Class IO	0.706	09-16-51	2,654,284	60,038
Series 2016-174, Class IO	0.723	11-16-56	19,588,475	587,601
33	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-109, Class IO	0.175	04-16-57	22,981,352	$175,741
Series 2017-124, Class IO	0.633	01-16-59	19,149,144	682,556
Series 2017-135, Class IO	0.692	10-16-58	40,867,318	1,350,387
Series 2017-140, Class IO	0.485	02-16-59	20,707,334	508,121
Series 2017-159, Class IO	0.413	06-16-59	29,474,363	697,826
Series 2017-169, Class IO	0.520	01-16-60	70,977,735	2,206,733
Series 2017-20, Class IO	0.476	12-16-58	66,430,921	1,263,815
Series 2017-22, Class IO	0.738	12-16-57	8,757,638	292,459
Series 2017-41, Class IO	0.490	07-16-58	18,724,403	462,644
Series 2017-46, Class IO	0.651	11-16-57	38,167,991	1,393,719
Series 2017-61, Class IO	0.687	05-16-59	11,933,031	400,005
Series 2017-74, Class IO	0.335	09-16-58	34,678,564	474,330
Series 2017-89, Class IO	0.436	07-16-59	18,618,993	434,564
Series 2018-114, Class IO	0.592	04-16-60	27,460,154	1,049,843
Series 2018-158, Class IO	0.801	05-16-61	72,677,551	4,025,224
Series 2018-35, Class IO	0.545	03-16-60	63,381,539	1,881,481
Series 2018-43, Class IO	0.463	05-16-60	65,932,055	2,055,933
Series 2018-68, Class IO	0.425	01-16-60	11,304,122	330,562
Series 2018-69, Class IO	0.611	04-16-60	29,392,510	1,290,349
Series 2018-81, Class IO	0.487	01-16-60	18,976,656	759,495
Series 2018-9, Class IO	0.444	01-16-60	53,388,922	1,531,525
Series 2018-99, Class IO	0.452	06-16-60	43,804,655	1,121,093
Series 2019-131, Class IO	0.803	07-16-61	60,251,926	3,345,253
Series 2020-100, Class IO	0.788	05-16-62	71,157,356	4,153,434
Series 2020-108, Class IO	0.847	06-16-62	176,166,050	10,392,529
Series 2020-114, Class IO	0.799	09-16-62	163,455,277	8,795,872
Series 2020-118, Class IO	0.884	06-16-62	140,104,677	8,614,196
Series 2020-119, Class IO	0.607	08-16-62	69,160,030	3,073,776
Series 2020-120, Class IO	0.760	05-16-62	37,682,095	2,141,586
Series 2020-137, Class IO	0.799	09-16-62	239,321,414	14,336,669
Series 2020-150, Class IO	0.971	12-16-62	115,400,040	7,615,987
Series 2020-170, Class IO	0.836	11-16-62	157,465,758	9,883,984
Series 2020-92, Class IO	0.870	02-16-62	28,296,319	1,688,410
Series 2021-110, Class IO	0.876	11-16-63	93,162,420	6,120,622
Series 2021-163, Class IO	0.803	03-16-64	109,520,989	6,115,937
Series 2021-183, Class IO	0.870	01-16-63	85,132,049	5,502,595
Series 2021-3, Class IO	0.871	09-16-62	200,736,820	12,447,851
Series 2021-40, Class IO	0.823	02-16-63	52,847,791	3,147,313
Series 2022-150, Class IO	0.823	06-16-64	21,443,942	1,166,293
Series 2022-17, Class IO	0.802	06-16-64	131,337,524	7,077,359
Series 2022-181, Class IO	0.722	07-16-64	66,459,288	3,869,207
Series 2022-21, Class IO	0.785	10-16-63	58,270,145	3,491,710
Series 2022-53, Class IO	0.703	06-16-64	212,991,335	9,236,327
Series 2022-57, Class IO	0.756	09-16-63	159,967,465	7,631,792
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	34

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-177, Class IO	0.857	06-16-65	163,796,619	$9,177,033
Series 2023-197, Class IO	1.244	09-16-65	50,145,038	4,040,060
Series 2023-30, Class IO	1.001	11-16-64	94,412,952	6,037,000
Series 2023-36, Class IO	0.935	10-16-64	151,207,993	8,798,294
Series 2023-62, Class IO	0.939	02-16-65	119,234,521	7,198,152
Series 2023-91, Class IO	0.876	04-16-65	138,796,980	9,233,400
Series 2024-193, Class IO	0.701	12-16-66	47,272,053	2,821,787
Series 2024-194, Class IO	0.961	08-16-67	86,917,183	6,194,110
Series 2025-126, Class IO	0.767	05-16-67	107,860,490	7,298,747
Series 2025-128, Class IO	0.926	09-16-67	207,710,015	16,209,586
Series 2025-3, Class IO	0.849	04-16-67	151,455,605	9,976,229
Series 2025-35, Class IO	0.763	09-16-66	48,590,471	2,694,254

Series 2025-73, Class IO	0.675	08-16-67	191,618,030	11,132,126
Asset-backed securities 6.0%				$1,601,200,319
(Cost $1,644,609,505)
Asset-backed securities 6.0%				1,601,200,319
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	4,799,125	4,405,835
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,133,893
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	8,517,000	8,100,910
Series 2025-SFR2, Class A (B)	4.275	11-17-42	12,696,000	12,322,618
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	32,787,690	32,068,938
Canon Music Issuer Trust
Series 2026-1A, Class A (B)	5.521	05-01-76	11,431,000	11,422,972
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	15,123,000	15,058,263
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	24,005,561	20,054,459
Series 2021-1A, Class A1 (B)	1.530	03-15-61	28,855,964	22,963,420
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	16,418,806	16,382,628
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	21,131,672	19,827,315
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	15,089,709	13,955,883
Series 2022-1A, Class A (B)	2.720	01-18-47	16,742,232	15,395,649
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	15,364,000	15,469,982
Series 2025-1A, Class A1 (B)	5.316	05-25-50	15,448,000	15,465,694
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	8,477,000	8,525,655
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	14,561,000	14,579,487
35	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	20,152,000	$20,449,643
Series 2025-4A, Class A2 (B)	5.522	12-20-55	10,432,000	10,501,064
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	63,305	61,140
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	26,278,000	25,753,139
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,041,000	24,304,995
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	16,587,000	16,556,782
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,123,078	13,990,904
Series 2025-1A, Class A2I (B)	4.891	08-20-55	9,559,960	9,457,071
Series 2025-1A, Class A2II (B)	5.165	08-20-55	10,214,670	10,096,368
Series 2026-1A, Class A2I (B)	5.200	05-20-56	11,508,000	11,508,000
Series 2026-1A, Class A2II (B)	5.432	05-20-56	19,777,000	19,777,000
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,687,618
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	22,816,394
Series 2025-1A, Class A2I (B)	4.930	07-25-55	11,033,000	10,946,629
Series 2025-1A, Class A2II (B)	5.217	07-25-55	12,818,000	12,672,134
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,650,100	19,845,428
Series 2021-1A, Class A2 (B)	2.791	10-20-51	28,805,761	26,746,420
Series 2025-1A, Class A2 (B)	5.296	10-20-55	14,016,565	13,458,498
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	10,590,000	10,561,952
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (B)	4.320	08-15-38	23,820,000	23,565,440
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	17,535,262	17,203,995
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	21,912,000	21,828,881
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	15,184,000	15,390,653
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	4,154,274	3,938,309
Series 2021-1A, Class A2 (B)	2.773	04-20-29	10,691,845	9,931,395
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	25,079,566
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	6,580,000	6,545,606
Series 2024-1A, Class A2 (B)	5.893	06-20-54	7,437,000	7,526,283
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,681,101	25,965,546
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	36

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (B)	5.049	04-17-56	29,774,000	$29,646,543
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	21,312,225	21,530,304
Series 2025-1A, Class A2 (B)	5.610	08-16-55	22,567,465	22,801,431
Series 2026-1A, Class A2I (B)	4.952	02-15-56	21,518,070	21,215,634
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	9,658,000	9,565,724
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	17,577,653	17,628,562
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	20,508,000	20,616,660
Series 2025-4A, Class A2 (B)	5.163	12-20-55	10,759,000	10,717,736
Series 2026-1A, Class A2 (B)	5.273	04-20-56	12,848,000	12,873,401
Navient Refinance Loan Trust
Series 2026-A, Class A (B)	4.500	01-18-56	22,277,762	21,905,940
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	9,607,753	8,154,875
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	44,497,640	42,557,298
Series 2022-1A, Class A2 (B)	3.695	01-30-52	17,794,180	16,875,289
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	39,514,000	32,944,798
Series 2021-1, Class B1 (B)	2.410	10-20-61	16,160,000	9,837,400
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	18,163,000	18,029,346
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	15,415,000	15,154,187
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	15,808,000	15,437,032
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	15,708,898	13,492,606
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,614,673	10,862,281
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	17,714,000	17,255,073
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	6,337,631	5,821,656
Series 2024-A, Class A1A (B)	5.240	03-15-56	22,510,679	22,663,349
Series 2024-E, Class A1A (B)	5.090	10-16-56	14,229,834	14,258,732
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,104,423	25,889,487
Series 2021-1A, Class A2I (B)	2.190	08-20-51	21,962,894	20,470,605
Sprite, Ltd.
Series 2026-1, Class A (B)	5.227	03-15-41	14,533,033	14,227,832
37	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,744,155	$11,816,101
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,936,455	10,992,038
Series 2024-3A, Class A23 (B)	5.914	07-30-54	27,596,745	26,481,163
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	18,465,000	18,392,324
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	6,169,000	6,134,343
Series 2025-1A, Class A2 (B)	5.036	03-25-55	25,018,000	24,459,553
Series 2025-2A, Class A21 (B)	5.121	10-25-55	16,798,000	16,487,056
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	20,119,000	19,841,468
Series 2025-1A, Class A2II (B)	5.049	08-25-55	16,573,000	16,222,426
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	15,631,500	14,223,546
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	31,855,000	31,712,627
Triton Container Finance IX LLC
Series 2026-1A, Class A (B)	5.260	05-20-51	13,026,000	12,972,681
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	26,127,628	24,591,264
Series 2021-1A, Class A (B)	1.860	03-20-46	15,947,857	14,719,421
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	11,838,000	11,969,391
Series 2025-2A, Class A2 (B)	5.177	01-20-56	10,664,000	10,532,224
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	17,311,000	16,588,465
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (B)	4.693	03-15-56	11,951,000	11,634,567
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	27,465,686	25,354,119
Willis Engine Structured Trust IX
Series 2025-B, Class A (B)	5.159	12-15-50	10,629,276	10,518,023
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	5,756,806	5,580,309
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	8,922,717	8,963,937
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	11,985,000	12,102,511
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,215,860	19,258,548
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	21,747,000	21,917,979

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	38

	Shares	Value
Common stocks 0.0%		$3,040,401
(Cost $17,499,516)
Energy 0.0%		3,040,401
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (J)(K)	75,183	3,040,401
Preferred securities 0.2%		$33,850,919
(Cost $36,583,750)
Communication services 0.1%		10,295,718
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	10,295,718
Utilities 0.1%		23,555,201
Electric utilities 0.1%
NextEra Energy, Inc., 7.375%	497,575	23,555,201

	Yield (%)	Shares	Value
Short-term investments 0.9%			$241,330,714
(Cost $241,338,649)
Short-term funds 0.9%			241,330,714
John Hancock Collateral Trust (L)	3.5217(M)	24,131,383	241,330,714

Total investments (Cost $27,240,613,665) 100.1%	$26,606,011,177
Other assets and liabilities, net (0.1%)	(19,194,408)
Total net assets 100.0%	$26,586,816,769

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,081,409,857 or 26.6% of the fund’s net assets as of 5-31-26.
(C)	All or a portion of this security is on loan as of 5-31-26.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
39	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security purchased or sold on a when-issued or delayed-delivery basis.
(I)	The security has matured but proceeds have not been received.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $106,678,522.
(M)	The rate shown is the annualized seven-day yield as of 5-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	40

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,200	Long	Sep 2026	$130,810,898	$131,793,750	$982,852
						$982,852
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $27,281,388,228. Net unrealized depreciation aggregated to $674,394,199, of which $192,486,900 related to gross unrealized appreciation and $866,881,099 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
41	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $26,999,275,016) including $103,427,881 of securities loaned	$26,364,680,463
Affiliated investments, at value (Cost $241,338,649)	241,330,714
Total investments, at value (Cost $27,240,613,665)	26,606,011,177
Receivable for futures variation margin	37,490
Foreign currency, at value (Cost $590)	589
Collateral held at broker for futures contracts	4,050,000
Interest receivable	217,321,496
Receivable for fund shares sold	33,697,667
Receivable for investments sold	5,195,133
Receivable for securities lending income	52,233
Other assets	1,774,568
Total assets	26,868,140,353
Liabilities
Due to custodian	365,452
Distributions payable	2,468,140
Payable for investments purchased	103,744,417
Payable for delayed-delivery securities purchased	26,027,440
Payable for fund shares repurchased	37,615,899
Payable upon return of securities loaned	106,679,467
Payable to affiliates
Accounting and legal services fees	1,538,766
Transfer agent fees	853,231
Distribution and service fees	66,277
Trustees’ fees	44,498
Other liabilities and accrued expenses	1,919,997
Total liabilities	281,323,584
Net assets	$26,586,816,769
Net assets consist of
Paid-in capital	$30,450,802,013
Total distributable earnings (loss)	(3,863,985,244)
Net assets	$26,586,816,769
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	42

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,816,937,349 ÷ 134,380,483 shares)[1]	$13.52
Class C ($62,722,200 ÷ 4,638,953 shares)[1]	$13.52
Class I ($6,934,160,193 ÷ 512,791,028 shares)	$13.52
Class R2 ($49,911,130 ÷ 3,686,558 shares)	$13.54
Class R4 ($23,055,489 ÷ 1,702,420 shares)	$13.54
Class R6 ($13,841,384,235 ÷ 1,021,743,124 shares)	$13.55
Class NAV ($3,858,646,173 ÷ 284,969,955 shares)	$13.54
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$14.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
43	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$1,314,732,685
Dividends from affiliated investments	7,285,414
Dividends	2,414,394
Securities lending, net	785,037
Less foreign taxes withheld	(639)
Total investment income	1,325,216,891
Expenses
Investment management fees	83,069,670
Distribution and service fees	6,658,148
Accounting and legal services fees	4,835,078
Transfer agent fees	10,357,225
Trustees’ fees	664,557
Custodian fees	2,867,473
State registration fees	433,861
Printing and postage	1,269,890
Professional fees	555,766
Other	994,506
Total expenses	111,706,174
Less expense reductions	(2,538,113)
Net expenses	109,168,061
Net investment income	1,216,048,830
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(207,227,247)
Affiliated investments	57,779
Futures contracts	(3,075,642)
(210,245,110)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	527,395,125
Affiliated investments	(61,075)
Futures contracts	1,113,917
528,447,967
Net realized and unrealized gain	318,202,857
Increase in net assets from operations	$1,534,251,687
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	44

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,216,048,830	$1,150,864,083
Net realized loss	(210,245,110)	(228,809,324)
Change in net unrealized appreciation (depreciation)	528,447,967	444,914,947
Increase in net assets resulting from operations	1,534,251,687	1,366,969,706
Distributions to shareholders
From earnings
Class A	(79,904,966)	(79,489,259)
Class C	(2,485,182)	(2,852,051)
Class I	(313,626,020)	(295,747,899)
Class R2	(2,197,222)	(2,335,945)
Class R4	(1,079,503)	(967,500)
Class R6	(643,998,032)	(597,012,726)
Class NAV	(194,402,980)	(189,701,820)
Total distributions	(1,237,693,905)	(1,168,107,200)
From fund share transactions	161,242,737	1,542,976,371
Total increase	457,800,519	1,741,838,877
Net assets
Beginning of year	26,129,016,250	24,387,177,373
End of year	$26,586,816,769	$26,129,016,250
45	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.34	$16.32
Net investment income[1]	0.57	0.55	0.51	0.46	0.41
Net realized and unrealized gain (loss) on investments	0.16	0.15	(0.20)	(0.85)	(1.82)
Total from investment operations	0.73	0.70	0.31	(0.39)	(1.41)
Less distributions
From net investment income	(0.58)	(0.56)	(0.54)	(0.49)	(0.48)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.58)	(0.56)	(0.54)	(0.49)	(0.57)
Net asset value, end of period	$13.52	$13.37	$13.23	$13.46	$14.34
Total return (%)[2,3]	5.52	5.32	2.35	(2.66)	(8.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,817	$1,889	$1,865	$1,756	$1,903
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.77	0.78	0.78	0.76
Expenses including reductions	0.75	0.76	0.77	0.77	0.76
Net investment income	4.19	4.08	3.88	3.35	2.56
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	46

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.34	$16.32
Net investment income[1]	0.48	0.46	0.42	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.16	0.14	(0.21)	(0.84)	(1.81)
Total from investment operations	0.64	0.60	0.21	(0.48)	(1.52)
Less distributions
From net investment income	(0.49)	(0.46)	(0.44)	(0.40)	(0.37)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.49)	(0.46)	(0.44)	(0.40)	(0.46)
Net asset value, end of period	$13.52	$13.37	$13.23	$13.46	$14.34
Total return (%)[2,3]	4.79	4.59	1.63	(3.34)	(9.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$74	$89	$115	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.47	1.48	1.48	1.46
Expenses including reductions	1.45	1.46	1.47	1.47	1.46
Net investment income	3.49	3.37	3.17	2.63	1.85
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
47	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.37	$13.23	$13.46	$14.35	$16.33
Net investment income[1]	0.61	0.59	0.55	0.50	0.45
Net realized and unrealized gain (loss) on investments	0.16	0.15	(0.21)	(0.86)	(1.81)
Total from investment operations	0.77	0.74	0.34	(0.36)	(1.36)
Less distributions
From net investment income	(0.62)	(0.60)	(0.57)	(0.53)	(0.53)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.62)	(0.60)	(0.57)	(0.53)	(0.62)
Net asset value, end of period	$13.52	$13.37	$13.23	$13.46	$14.35
Total return (%)[2]	5.84	5.64	2.65	(2.44)	(8.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$6,934	$6,687	$6,218	$5,678	$5,375
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.47	0.48	0.48	0.46
Expenses including reductions	0.45	0.46	0.47	0.47	0.46
Net investment income	4.49	4.38	4.17	3.65	2.86
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	48

CLASS R2 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.38	$13.25	$13.47	$14.36	$16.34
Net investment income[1]	0.56	0.54	0.50	0.45	0.39
Net realized and unrealized gain (loss) on investments	0.17	0.14	(0.20)	(0.86)	(1.81)
Total from investment operations	0.73	0.68	0.30	(0.41)	(1.42)
Less distributions
From net investment income	(0.57)	(0.55)	(0.52)	(0.48)	(0.47)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.57)	(0.55)	(0.52)	(0.48)	(0.56)
Net asset value, end of period	$13.54	$13.38	$13.25	$13.47	$14.36
Total return (%)[2]	5.50	5.15	2.34	(2.81)	(8.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$55	$59	$61	$65
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.86	0.86
Expenses including reductions	0.85	0.85	0.86	0.85	0.85
Net investment income	4.10	3.99	3.79	3.27	2.44
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
49	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.39	$13.25	$13.47	$14.37	$16.35
Net investment income[1]	0.59	0.57	0.54	0.47	0.44
Net realized and unrealized gain (loss) on investments	0.16	0.15	(0.20)	(0.85)	(1.82)
Total from investment operations	0.75	0.72	0.34	(0.38)	(1.38)
Less distributions
From net investment income	(0.60)	(0.58)	(0.56)	(0.52)	(0.51)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.60)	(0.58)	(0.56)	(0.52)	(0.60)
Net asset value, end of period	$13.54	$13.39	$13.25	$13.47	$14.37
Total return (%)[2]	5.68	5.49	2.59	(2.64)	(8.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$25	$20	$40	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.71	0.71	0.72	0.71
Expenses including reductions	0.60	0.60	0.61	0.61	0.60
Net investment income	4.34	4.25	4.03	3.45	2.76
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	50

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.39	$13.26	$13.48	$14.37	$16.35
Net investment income[1]	0.63	0.61	0.57	0.51	0.47
Net realized and unrealized gain (loss) on investments	0.17	0.14	(0.20)	(0.85)	(1.81)
Total from investment operations	0.80	0.75	0.37	(0.34)	(1.34)
Less distributions
From net investment income	(0.64)	(0.62)	(0.59)	(0.55)	(0.55)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.64)	(0.62)	(0.59)	(0.55)	(0.64)
Net asset value, end of period	$13.55	$13.39	$13.26	$13.48	$14.37
Total return (%)[2]	6.02	5.67	2.85	(2.32)	(8.50)
Ratios and supplemental data
Net assets, end of period (in millions)	$13,841	$13,363	$12,063	$10,573	$10,523
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.36	0.37	0.37	0.36
Expenses including reductions	0.35	0.35	0.36	0.36	0.35
Net investment income	4.59	4.49	4.29	3.76	2.97
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
51	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$13.39	$13.25	$13.47	$14.37	$16.35
Net investment income[1]	0.63	0.61	0.57	0.51	0.47
Net realized and unrealized gain (loss) on investments	0.16	0.15	(0.20)	(0.86)	(1.81)
Total from investment operations	0.79	0.76	0.37	(0.35)	(1.34)
Less distributions
From net investment income	(0.64)	(0.62)	(0.59)	(0.55)	(0.55)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.64)	(0.62)	(0.59)	(0.55)	(0.64)
Net asset value, end of period	$13.54	$13.39	$13.25	$13.47	$14.37
Total return (%)[2]	5.95	5.76	2.85	(2.38)	(8.49)
Ratios and supplemental data
Net assets, end of period (in millions)	$3,859	$4,037	$4,072	$3,458	$3,759
Ratios (as a percentage of average net assets):
Expenses before reductions	0.35	0.36	0.36	0.36	0.35
Expenses including reductions	0.34	0.35	0.35	0.35	0.34
Net investment income	4.60	4.50	4.30	3.77	2.98
Portfolio turnover (%)	102	100	133	108	110

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	52

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
53	JOHN HANCOCK Bond Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$11,883,685,839	—	$11,883,685,839	—
Foreign government obligations	44,170,887	—	44,170,887	—
Corporate bonds	10,987,732,474	—	10,987,732,474	—
Municipal bonds	11,586,104	—	11,586,104	—
Term loans	98,527,646	—	98,527,646	—
Collateralized mortgage obligations	1,700,885,874	—	1,700,885,874	—
Asset-backed securities	1,601,200,319	—	1,601,200,319	—
Common stocks	3,040,401	—	—	$3,040,401
Preferred securities	33,850,919	$33,850,919	—	—
Short-term investments	241,330,714	241,330,714	—	—
Total investments in securities	$26,606,011,177	$275,181,633	$26,327,789,143	$3,040,401
Derivatives:
Assets
Futures	$982,852	$982,852	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of
| JOHN HANCOCK Bond Fund	54

the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses
55	JOHN HANCOCK Bond Fund |

the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2026, the fund loaned securities valued at $103,427,881 and received $106,679,467 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
| JOHN HANCOCK Bond Fund	56

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $138,150.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $1,592,691,709 and a long-term capital loss carryforward of $1,611,200,708 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$1,237,693,905	$1,168,107,200
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $16,769,513 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,
57	JOHN HANCOCK Bond Fund |

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2026, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $273.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$982,852	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
| JOHN HANCOCK Bond Fund	58

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(3,075,642)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$1,113,917
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
59	JOHN HANCOCK Bond Fund |

For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$175,341
Class C	6,523
Class I	643,209
Class R2	4,933
Class	Expense reduction
Class R4	$2,286
Class R6	1,292,100
Class NAV	389,333
Total	$2,513,725

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $24,388 for Class R4 shares for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $777,774 for the year ended May 31, 2026. Of this amount, $108,749 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $669,025 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $45,406 and $5,738 for Class A and Class C shares, respectively.
| JOHN HANCOCK Bond Fund	60

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,613,791	$2,043,504
Class C	696,924	76,085
Class I	—	7,498,353
Class R2	262,170	2,816
Class R4	85,263	1,303
Class R6	—	735,164
Total	$6,658,148	$10,357,225
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	22,659,651	$309,097,284	29,406,260	$397,672,325
Distributions reinvested	5,729,030	78,165,835	5,748,769	77,686,678
Repurchased	(35,315,055)	(481,401,761)	(34,762,976)	(468,815,294)
Net increase (decrease)	(6,926,374)	$(94,138,642)	392,053	$6,543,709
Class C shares
Sold	550,057	$7,507,793	988,298	$13,428,606
Distributions reinvested	176,104	2,402,910	201,894	2,728,411
Repurchased	(1,633,361)	(22,263,516)	(2,404,877)	(32,413,322)
Net decrease	(907,200)	$(12,352,813)	(1,214,685)	$(16,256,305)
61	JOHN HANCOCK Bond Fund |

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	158,447,471	$2,162,672,916	193,850,962	$2,619,987,231
Distributions reinvested	21,621,842	295,019,365	20,689,871	279,596,954
Repurchased	(167,485,468)	(2,283,736,458)	(184,163,521)	(2,481,165,274)
Net increase	12,583,845	$173,955,823	30,377,312	$418,418,911
Class R2 shares
Sold	713,149	$9,736,342	1,200,823	$16,231,418
Distributions reinvested	105,081	1,435,764	116,091	1,570,570
Repurchased	(1,244,919)	(17,002,776)	(1,645,013)	(22,158,584)
Net decrease	(426,689)	$(5,830,670)	(328,099)	$(4,356,596)
Class R4 shares
Sold	293,359	$4,006,268	635,270	$8,545,489
Distributions reinvested	78,923	1,078,681	71,376	965,983
Repurchased	(508,170)	(6,953,782)	(414,357)	(5,576,500)
Net increase (decrease)	(135,888)	$(1,868,833)	292,289	$3,934,972
Class R6 shares
Sold	184,816,755	$2,523,504,996	251,623,933	$3,422,717,140
Distributions reinvested	46,584,971	636,912,001	43,903,693	594,334,027
Repurchased	(207,458,034)	(2,832,970,433)	(207,618,429)	(2,804,843,765)
Net increase	23,943,692	$327,446,564	87,909,197	$1,212,207,402
Class NAV shares
Sold	21,630,113	$294,084,293	31,638,504	$429,045,969
Distributions reinvested	14,225,832	194,402,980	14,017,248	189,701,820
Repurchased	(52,467,569)	(714,455,965)	(51,344,035)	(696,263,511)
Net decrease	(16,611,624)	$(225,968,692)	(5,688,283)	$(77,515,722)
Total net increase	11,519,762	$161,242,737	111,739,784	$1,542,976,371
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $9,484,419,810 and $7,736,861,194, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $17,631,253,218 and $19,234,264,802, respectively, for the year ended May 31, 2026.
| JOHN HANCOCK Bond Fund	62

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2026, funds within the John Hancock group of funds complex held 14.5% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	24,131,383	$158,161,006	$6,378,270,791	$(6,295,097,787)	$57,779	$(61,075)	$8,070,451	—	$241,330,714

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
63	JOHN HANCOCK Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK BOND FUND	64

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
65	JOHN HANCOCK BOND FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
|	66

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530183	21A 5/26
7/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 9, 2026